UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMEN T COMPANY

                  Investment Company Act file number 811-22559
                                                    -----------

                      First Trust Exchange-Traded Fund IV
           ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ---------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ---------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                   Date of reporting period: January 31, 2015
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)


SHARES        DESCRIPTION                              VALUE
----------------------------------------------------------------
              COMMON STOCKS -- 73.2%
              ELECTRIC UTILITIES -- 16.0%
     307,565  American Electric Power Co., Inc.    $  19,318,158
      64,248  Duke Energy Corp.                        5,598,571
     325,803  Emera, Inc. (CAD)                       10,660,965
     205,798  Exelon Corp.                             7,416,960
     320,840  Fortis, Inc. (CAD)                      10,581,887
     100,511  IDACORP, Inc.                            6,825,702
     540,302  ITC Holdings Corp.                      22,984,447
     285,718  NextEra Energy, Inc.                    31,211,834
     516,762  Northeast Utilities                     28,721,632
     241,371  NRG Yield, Inc., Class A                12,763,699
     439,512  Southern (The) Co.                      22,292,049
                                                   -------------
                                                     178,375,904
                                                   -------------
              GAS UTILITIES -- 7.4%
     200,067  Atmos Energy Corp.                      11,385,813
     133,601  Chesapeake Utilities Corp.               6,514,385
     116,164  New Jersey Resources Corp.               7,420,556
     387,090  ONE Gas, Inc.                           17,105,507
     278,263  Piedmont Natural Gas Co., Inc.          11,099,911
     127,922  South Jersey Industries, Inc.            7,451,456
     577,744  UGI Corp.                               21,370,751

                                                   -------------
                                                      82,348,379
                                                   -------------
              INDEPENDENT POWER AND RENEWABLE
                 ELECTRICITY PRODUCERS -- 0.7%
     259,778  Pattern Energy Group, Inc.               7,590,713
                                                   -------------

              MULTI-UTILITIES -- 15.8%
      82,902  Alliant Energy Corp.                     5,687,906
     277,137  ATCO Ltd., Class I (CAD)                10,728,236
     382,664  Canadian Utilities Ltd.,
                 Class A (CAD)                        12,687,207
     519,406  CMS Energy Corp.                        19,597,188
     291,062  Dominion Resources, Inc.                22,379,757
     229,655  National Grid PLC, ADR                  16,153,933
     468,027  NiSource, Inc.                          20,246,848
     438,454  Public Service Enterprise Group,
                 Inc.                                 18,713,217
     228,808  SCANA Corp.                             14,591,086
      99,113  Sempra Energy                           11,092,727
     420,637  Wisconsin Energy Corp.                  23,458,926
                                                   -------------
                                                     175,337,031
                                                   -------------
              OIL, GAS & CONSUMABLE FUELS -- 33.1%
   2,029,335  Enbridge Energy Management, LLC (a)     76,079,769
     892,375  Enbridge Income Fund Holdings,
                 Inc. (CAD)                           28,912,473


SHARES/
UNITS         DESCRIPTION                              VALUE
----------------------------------------------------------------
              OIL, GAS & CONSUMABLE FUELS
                 (CONTINUED)
     445,849  Enbridge, Inc.                       $  21,592,467
     630,633  Inter Pipeline Ltd. (CAD)               16,397,351
     172,901  Keyera Corp. (CAD)                      10,205,064
   2,142,539  Kinder Morgan, Inc.                     87,951,226
     236,028  ONEOK, Inc.                             10,392,313
     240,964  Pembina Pipeline Corp. (CAD)             7,486,629
     774,768  Spectra Energy Corp.                    25,908,242
     886,332  TransCanada Corp.                       39,424,047
     991,215  Williams (The) Cos., Inc.               43,474,690
                                                   -------------
                                                     367,824,271
                                                   -------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.2%
     354,139  CorEnergy Infrastructure Trust,
                 Inc.                                  2,319,610
                                                   -------------
              TOTAL COMMON STOCKS -- 73.2%           813,795,908
              (Cost $737,365,403)                  -------------


              MASTER LIMITED PARTNERSHIPS -- 26.4%
              GAS UTILITIES -- 2.6%
     465,906  AmeriGas Partners, L.P.                 23,933,591
     125,397  Suburban Propane Partners, L.P.          5,541,294
                                                   -------------
                                                      29,474,885
                                                   -------------
              INDEPENDENT POWER AND RENEWABLE
                 ELECTRICITY PRODUCERS -- 1.5%
     408,293  NextEra Energy Partners, L.P.           16,368,466
                                                   -------------

              OIL, GAS & CONSUMABLE FUELS -- 22.3%
      92,854  Alliance Holdings GP, L.P.               5,469,101
     452,216  Alliance Resource Partners, L.P.        17,993,675
     203,305  Energy Transfer Equity, L.P.            12,080,383
     428,567  Energy Transfer Partners, L.P.          26,314,014
     471,579  Enterprise Products Partners,
                 L.P.                                 16,241,181
     130,995  EQT Midstream Partners, L.P.            11,114,926
     199,093  Golar LNG Partners, L.P.                 5,403,384
     356,305  Holly Energy Partners, L.P.             11,651,173
     137,318  Magellan Midstream Partners, L.P.       10,644,891
     366,957  Natural Resource Partners, L.P.          3,449,396
     426,169  NGL Energy Partners, L.P.               12,026,489
     408,866  ONEOK Partners, L.P.                    16,902,520
      86,638  Phillips 66 Partners, L.P.               6,274,324
     340,259  Plains All American Pipeline,
                 L.P.                                 16,873,444
     251,028  Spectra Energy Partners, L.P.           13,643,372
     123,912  Targa Resources Partners, L.P.           5,582,236


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

JANUARY 31, 2015 (UNAUDITED)


UNITS         DESCRIPTION                              VALUE
----------------------------------------------------------------
              MASTER LIMITED PARTNERSHIPS
                 (CONTINUED)
              OIL, GAS & CONSUMABLE FUELS
                 (CONTINUED)
     273,093  TC PipeLines, L.P.                  $   18,594,902
     252,544  Teekay LNG Partners, L.P.                9,409,789
     327,155  TransMontaigne Partners, L.P.           12,039,304
     356,968  Williams Partners, L.P.                 15,616,520
                                                  --------------
                                                     247,325,024
                                                  --------------

              TOTAL MASTER LIMITED PARTNERSHIPS
                 -- 26.4%                            293,168,375
              (Cost $276,387,278)                 --------------

              TOTAL INVESTMENTS -- 99.6%           1,106,964,283
              (Cost $1,013,752,681) (b)
              NET OTHER ASSETS AND
                 LIABILITIES -- 0.4%                   4,286,515
                                                  --------------
              NET ASSETS -- 100.0%                $1,111,250,798
                                                  ==============


(a) Non-income producing security which pays in-kind ("PIK") distributions. For the period ended January 31, 2015, the Fund received 32,902 PIK shares of Enbridge Energy Management, LLC.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $111,245,881 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $18,034,279.

ADR   American Depositary Receipt

CAD Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*       $   813,795,908   $      --     $      --
Master Limited
  Partnerships*          293,168,375          --            --
                     -----------------------------------------
Total Investments    $ 1,106,964,283   $      --     $      --
                     =========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2015.


                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                          JANUARY 31, 2015 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of six funds that are offering shares. This report covers the First Trust North American Energy Infrastructure Fund (the "Fund"), which trades under the ticker "EMLP" on the NYSE Arca, Inc.

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, master limited partnerships and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market, LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                          JANUARY 31, 2015 (UNAUDITED)


      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.


Because foreign markets may be open on different days than the days during which investors may purchase the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to purchase shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions.

FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)


  PRINCIPAL                                                                              STATED
    VALUE                             DESCRIPTION                          RATE (a)   MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 83.5%

                AEROSPACE & DEFENSE -- 0.2%
$      516,784  DynCorp International, Inc., Term Loan .................    6.25%       07/07/16     $      512,908
                                                                                                     --------------

                AGRICULTURAL PRODUCTS -- 0.3%
       739,344  Jimmy Sanders, Inc. (Pinnacle Operating Corp.), Term B
                   Loan Refinancing (First Lien) .......................    4.75%       11/15/18            732,874
                                                                                                     --------------

                ALTERNATIVE CARRIERS -- 0.6%
     1,000,000  Level 3 Financing, Inc., Term Loan B-5 .................    4.50%       01/31/22          1,000,470
       250,000  Level 3 Financing, Inc., Tranche B 2020 Term Loan ......    4.00%       01/15/20            247,605
                                                                                                     --------------
                                                                                                          1,248,075
                                                                                                     --------------

                APPAREL RETAIL -- 0.5%
       497,500  J.C. Penney Corp., Inc, Term Loan ......................    5.00%       06/20/19            482,202
       493,762  Neiman Marcus Group (The), Inc., Other Term Loan .......    4.25%       10/25/20            478,189
                                                                                                     --------------
                                                                                                            960,391
                                                                                                     --------------

                APPLICATION SOFTWARE -- 1.0%
     1,185,323  Infor (US), Inc., Tranche B-5 Term Loan ................    3.75%       06/03/20          1,155,938
       828,882  Mitchell International, Inc., Initial Term Loan ........    4.50%       10/13/20            818,695
       219,088  Triple Point Technologies, Inc., Term Loan B ...........    5.25%       07/10/20            197,727
                                                                                                     --------------
                                                                                                          2,172,360
                                                                                                     --------------

                ASSET MANAGEMENT & CUSTODY BANKS -- 0.3%
       557,937  Guggenheim Partners Investment Management Holdings LLC,
                   Initial Term Loan ...................................    4.25%       07/22/20            555,148
                                                                                                     --------------

                AUTO PARTS & EQUIPMENT -- 1.8%
     1,542,250  Cooper Standard Holdings (CS Intermediate Holdco 2 LLC),
                   Term Loan ...........................................    4.00%       04/04/21          1,520,566
     1,846,800  Gates Global LLC, Initial Dollar Term Loan .............    4.25%       07/05/21          1,798,783
       394,020  Tower Automotive Holdings USA LLC, Initial Term
                   Loan (2014) .........................................    4.00%       04/23/20            385,647
                                                                                                     --------------
                                                                                                          3,704,996
                                                                                                     --------------

                BROADCASTING -- 2.8%
       261,383  Clear Channel Communications, Inc., Tranche D Term
                   Loan ................................................    6.92%       01/30/19            243,381
     1,800,000  Clear Channel Communications, Inc., Tranche E Term
                   Loan ................................................    7.67%       07/30/19          1,697,778
       402,918  Hubbard Radio LLC, Tranche 1 Term Loan .................    4.50%       04/29/19            397,128
       800,000  Media General, Inc., Term Loan B2 ......................    4.25%       07/03/20            795,000
       990,019  NEP/NCP Holdco, Inc., Amendment No. 3 Incremental Term
                   Loan (First Lien) ...................................    4.25%       01/22/20            958,665
     1,116,228  Tribune Co., Initial Term Loan .........................    4.00%       12/27/20          1,100,880
       725,663  Univision Communications, Inc., Replacement First-Lien
                   Term Loan ...........................................    4.00%       03/01/20            714,328
                                                                                                     --------------
                                                                                                          5,907,160
                                                                                                     --------------

                BUILDING PRODUCTS -- 0.9%
       344,737  Apex Tool Group LLC, Term Loan .........................    4.50%       01/31/20            334,681
       213,214  Hillman Group, Inc., (The), Initial Term Loan ..........    4.50%       06/30/21            212,016
     1,263,047  Quikrete Holdings, Inc., Initial Loan (First Lien) .....    4.00%       09/28/20          1,245,680
                                                                                                     --------------
                                                                                                          1,792,377
                                                                                                     --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2015 (UNAUDITED)


  PRINCIPAL                                                                              STATED
    VALUE                             DESCRIPTION                          RATE (a)   MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                CABLE & SATELLITE -- 0.3%
$      623,438  Mediacom LLC, Tranche G Term Loan ......................    3.75%       06/30/21     $      614,279
                                                                                                     --------------

                CASINOS & GAMING -- 6.2%
     4,488,750  Amaya Holdings B.V., Initial Term B Loan
                   (First Lien) ........................................    5.00%       08/01/21          4,392,645
       992,481  Caesars Entertainment Resort Properties LLC, Term B
                   Loan ................................................    7.00%       10/11/20            944,971
     4,521,406  Caesars Growth Partners LLC, Term B Loan
                   (First Lien) ........................................    6.25%       05/08/21          4,124,155
     2,669,246  CityCenter Holdings LLC, Term Loan B ...................    4.25%       10/16/20          2,652,563
       234,195  ROC Finance LLC, Funded Term B Loan ....................    5.00%       06/20/19            217,801
       763,560  Station Casinos, Inc., B Term Loan .....................    4.25%       03/02/20            751,290
                                                                                                     --------------
                                                                                                         13,083,425
                                                                                                     --------------

                COAL & CONSUMABLE FUELS -- 0.2%
       492,442  Arch Coal, Inc., Term Loan .............................    6.25%       05/16/18            351,747
                                                                                                     --------------

                COMMUNICATIONS EQUIPMENT -- 0.1%
       171,331  Mitel Networks Corp., Term Loan ........................    5.25%       01/31/20            171,031
                                                                                                     --------------

                COMPUTER HARDWARE -- 2.5%
     5,211,235  Dell, Inc., Term B Loan ................................    4.50%       04/29/20          5,213,424
                                                                                                     --------------

                CONSTRUCTION MACHINERY & HEAVY TRUCKS -- 0.1%
       250,000  Navistar, Inc., Tranche B Term Loan ....................    5.75%       08/17/17            250,000
                                                                                                     --------------

                CONSUMER FINANCE -- 0.7%
       294,776  Altisource Solutions S.A.R.L., Term B Loan .............    4.50%       12/09/20            218,871
       294,750  Ocwen Loan Servicing LLC, Initial Term Loan ............    5.00%       02/15/18            274,327
     1,091,015  Walter Investment Management Corp., Tranche B Term
                   Loan ................................................    4.75%       12/18/20            951,911
                                                                                                     --------------
                                                                                                          1,445,109
                                                                                                     --------------

                DATA PROCESSING & OUTSOURCED SERVICES -- 1.2%
     1,865,625  Interactive Data Corp., Term Loan ......................    4.75%       05/02/21          1,856,763
       694,750  Sungard Availability Services Capital, Inc., Term
                   Loan B ..............................................    6.00%       03/29/19            581,277
                                                                                                     --------------
                                                                                                          2,438,040
                                                                                                     --------------

                DIVERSIFIED CHEMICALS -- 0.4%
       693,768  Ineos US Finance LLC, Term Loan B ......................    3.75%       05/04/18            674,849
       245,532  Univar, Inc., Term B Loan ..............................    5.00%       06/30/17            236,516
                                                                                                     --------------
                                                                                                            911,365
                                                                                                     --------------

                DIVERSIFIED SUPPORT SERVICES -- 0.6%
     1,221,943  SMG Holdings, Inc., Term Loan B ........................    4.50%       02/27/20          1,211,251
                                                                                                     --------------

                EDUCATION SERVICES -- 0.1%
       125,000  Bright Horizons Family Solutions, Inc., Term B-1
                   Loan ................................................    4.25%       01/30/20            124,063
                                                                                                     --------------

                ELECTRIC UTILITIES -- 0.1%
       300,000  TXU (Texas Competitive Electric Holdings Co. LLC), 2014
                   Term Loan (Non-Extending) (c) (d)....................    4.66%       10/10/14            185,937
                                                                                                     --------------

                ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.4%
       750,000  Zebra Technologies Corp., Term Loan B ..................    4.75%       10/27/21            753,750
                                                                                                     --------------

                ENVIRONMENTAL & FACILITIES SERVICES -- 0.7%
       748,125  ServiceMaster Co., Initial Term Loan ...................    4.25%       07/01/21            738,070
       792,000  WTG Holdings III Corp. (EWT Holdings III Corp.), Term
                   Loan (First Lien) ...................................    4.75%       01/15/21            778,140
                                                                                                     --------------
                                                                                                          1,516,210
                                                                                                     --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2015 (UNAUDITED)


  PRINCIPAL                                                                              STATED
    VALUE                             DESCRIPTION                          RATE (a)   MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                HEALTH CARE EQUIPMENT -- 1.2%
$      493,786  Biomet, Inc., Dollar Term B-2 Loan .....................    3.67%       07/25/17     $      492,551
       448,608  Carestream Health, Inc. (Onex Carestream Finance, L.P.),
                   Term Loan (First Lien 2013) .........................    5.00%       06/07/19            447,347
       772,703  DJO Finance LLC (ReAble Therapeutics Finance LLC), New
                   Tranche B Term Loan .................................    4.25%       09/15/17            770,046
       281,646  Ikaria, Inc., Initial Term Loan (First Lien) ...........    5.00%       02/12/21            280,531
       492,523  Kinetic Concepts, Inc., Dollar Term E-1 Loan ...........    4.00%       05/04/18            486,903
                                                                                                     --------------
                                                                                                          2,477,378
                                                                                                     --------------

                HEALTH CARE FACILITIES -- 1.9%
     2,038,851  CHS/Community Health Systems, Inc., 2021 Term D Loan ...    4.25%       01/27/21          2,036,507
       193,622  Select Medical Corp., Series E Tranche B Term Loan .....    3.75%       06/01/18            191,444
       800,000  Surgery Centers Holdings, Inc., Initial Term Loan
                   (First Lien).........................................    5.25%       11/03/20            779,000
       661,462  Surgical Care Affiliates LLC, Class B Term
                   Loan - Extending ....................................    4.26%       12/29/17            653,193
       245,625  United Surgical Partners International, Inc., New
                   Tranche B Term Loan .................................    4.75%       04/03/19            244,601
                                                                                                     --------------
                                                                                                          3,904,745
                                                                                                     --------------

                HEALTH CARE SERVICES -- 3.6%
       952,957  CareCore National LLC, Term Loan .......................    5.50%       03/05/21            948,792
     1,285,208  Curo Health Services Holdings, Inc., Initial Term Loan
                   (First Lien) ........................................    5.75%       06/08/20          1,280,929
     2,483,697  Gentiva Health Services, Inc., Initial Term B Loan .....    6.50%       10/18/19          2,476,717
       231,250  Gentiva Health Services, Inc., Initial Term C Loan .....    5.75%       10/18/18            230,480
     1,080,625  Healogics, Inc., Initial Term Loan (First Lien) ........    5.25%       07/01/21          1,060,817
       329,144  Heartland Dental Care LLC, Incremental Term Loan .......    5.50%       12/21/18            324,619
     1,179,812  U.S. Renal Care, Inc., Tranche B-2 Term Loan
                   (First Lien) ........................................    4.25%       07/03/19          1,162,115
                                                                                                     --------------
                                                                                                          7,484,469
                                                                                                     --------------

                HEALTH CARE SUPPLIES -- 0.4%
       869,864  Sage Products Holdings III LLC, Term Loan B ............    5.00%       12/13/19            873,126
                                                                                                     --------------

                HEALTH CARE TECHNOLOGY -- 1.2%
       895,500  Connolly Holdings, Inc., Initial Term Loan
                   (First Lien) ........................................    5.00%       05/14/21            893,825
       200,000  Healthport Technologies LLC (CT Technologies
                   Intermediate Holdings, Inc.), Initial Term Loan .....    6.00%       12/01/21            198,666
     1,485,546  Truven Health Analytics, Inc. (VCPH Holding Corp.), Term
                   Loan B ..............................................    4.50%       05/31/19          1,433,552
                                                                                                     --------------
                                                                                                          2,526,043
                                                                                                     --------------

                HOMEFURNISHING RETAIL -- 1.2%
     2,576,005  Serta Simmons Holdings LLC, Term Loan B ................    4.25%       10/01/19          2,551,327
                                                                                                     --------------

                HOTELS, RESORTS & CRUISE LINES -- 1.0%
     1,071,264  Extended Stay America (ESH Hospitality, Inc.), Term
                   Loan ................................................    5.00%       06/24/19          1,072,603
     1,083,078  La Quinta Intermediate Holdings LLC, Initial Term
                   Loan ................................................    4.00%       04/14/21          1,072,248
                                                                                                     --------------
                                                                                                          2,144,851
                                                                                                     --------------

                HYPERMARKETS & SUPER CENTERS -- 4.4%
     4,722,667  Albertsons LLC, Term B-4 Loan ..........................    5.50%       08/25/21          4,710,293
       232,246  BJ's Wholesale Club, Inc., 2013 (November) Replacement
                   Loan (Second Lien) ..................................    8.50%       03/26/20            227,239



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2015 (UNAUDITED)


  PRINCIPAL                                                                              STATED
    VALUE                             DESCRIPTION                          RATE (a)   MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                HYPERMARKETS & SUPER CENTERS (CONTINUED)
$    4,393,497  BJ's Wholesale Club, Inc., New 2013 (November)
                   Replacement Loan (First Lien) .......................    4.50%       09/26/19     $    4,320,258
                                                                                                     --------------
                                                                                                          9,257,790
                                                                                                     --------------

                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.5%
     1,000,000  Calpine Corp., Term Loan ...............................    4.00%       10/09/19            987,610
                                                                                                     --------------

                INDUSTRIAL MACHINERY -- 0.7%
     1,574,354  Filtration Group Corp., Term Loan (First Lien) .........    4.50%       11/20/20          1,562,546
                                                                                                     --------------

                INSURANCE BROKERS -- 1.9%
       375,000  Amwins Group LLC, Delayed Draw Term Loan ...............    5.25%       09/06/19            373,594
       439,807  Amwins Group LLC, Term Loan B ..........................    5.25%       09/06/19            436,579
       875,066  Confie Seguros Holding II Co., Term B Loan
                   (First Lien) ........................................    5.75%       11/09/18            873,972
     1,362,330  HUB International Ltd., Initial Term Loan (New) ........    4.25%       10/02/20          1,319,185
       575,208  National Financial Partners Corp., 2014 Specified
                   Refinancing Term Loan ...............................    4.50%       07/01/20            566,224
       344,757  USI, Inc. (Compass Investors, Inc.), Initial Term
                   Loan ................................................    4.25%       12/27/19            338,292
                                                                                                     --------------
                                                                                                          3,907,846
                                                                                                     --------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 2.4%
       230,769  Altice International S.A.R.L., Term Loan B .............    5.25%       02/15/22            231,058
       491,300  Avaya, Inc., Term B-3 Loan .............................    4.67%       10/26/17            468,916
     1,914,835  Numericable U.S. LLC, Dollar Denominated Tranche B-1
                   Loan ................................................    4.50%       05/21/20          1,904,456
     1,656,593  Numericable U.S. LLC, Dollar Denominated Tranche B-2
                   Loan ................................................    4.50%       05/21/20          1,647,615
       705,912  XO Communications LLC, Initial Term Loan ...............    4.25%       03/20/21            698,267
                                                                                                     --------------
                                                                                                          4,950,312
                                                                                                     --------------

                LEISURE FACILITIES -- 0.5%
     1,161,667  Planet Fitness Holdings LLC, Term Loan .................    4.75%       03/31/21          1,135,529
                                                                                                     --------------

                LIFE SCIENCES TOOLS & SERVICES -- 4.4%
     1,332,625  Immucor, Inc., Term B-2 Loan ...........................    5.00%       08/19/18          1,320,965
     1,300,000  INC Research LLC, Term Loan ............................    4.50%       11/12/21          1,296,425
     2,350,317  inVentiv Health, Inc., Term B-4 Loan ...................    7.75%       05/15/18          2,335,628
     1,194,000  Millennium Laboratories LLC, Tranche B Term Loan .......    5.25%       04/16/21          1,189,021
     2,572,910  Ortho-Clinical Diagnostics, Inc., Initial Term Loan ....    4.75%       06/30/21          2,467,421
       548,625  Sterigenics International (STHI Intermediate Holding
                   Corp.), Initial Term Loan ...........................    4.50%       08/06/21            544,280
                                                                                                     --------------
                                                                                                          9,153,740
                                                                                                     --------------

                METAL & GLASS CONTAINERS -- 1.3%
     1,240,625  Ardagh Holdings USA, Inc. (Ardagh Packaging Finance
                   S.A.), New Term Loan ................................    4.00%       12/17/19          1,217,363
       613,846  Berlin Packaging LLC, Initial Term Loan
                   (First Lien) ........................................    4.50%       10/01/21            609,052
       298,500  BWAY Intermediate Co., Inc., Initial Term Loan .........    5.50%       08/14/20            298,873
       299,250  Mauser Holdings GmBH (CD&R Millennium Holdco 6
                   S.A.R.L.), Initial Dollar Term Loan (First Lien) ....    4.50%       07/31/21            291,769
       315,789  PODS, Inc., Term Loan B ................................    5.25%       01/13/22            315,922
                                                                                                     --------------
                                                                                                          2,732,979
                                                                                                     --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2015 (UNAUDITED)


  PRINCIPAL                                                                              STATED
    VALUE                             DESCRIPTION                          RATE (a)   MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                MOVIES & ENTERTAINMENT -- 3.4%
$    1,733,333  Creative Artists Agency LLC (CAA Holdings LLC), Initial
                   Term Loan ...........................................    5.50%       12/17/21     $    1,726,833
     4,742,484  Formula One (Delta 2 Lux S.A.R.L.), Facility B3 ........    4.75%       07/30/21          4,583,611
        50,000  Lions Gate Entertainment Corp., Loan ...................    5.00%       07/19/20             49,875
       100,000  The Weather Company (TWCC Holding Corp.), Term Loan
                   (Second Lien) .......................................    7.00%       06/26/20             92,958
       746,250  WME IMG Worldwide, Inc., Term Loan (First Lien) ........    5.25%       05/06/21            726,348
                                                                                                     --------------
                                                                                                          7,179,625
                                                                                                     --------------

                OIL & GAS EXPLORATION & PRODUCTION -- 0.3%
       400,000  American Energy Marcellus Holdings LLC, Initial Loan
                   (First Lien) ........................................    5.25%       08/04/20            328,000
       361,111  American Energy Marcellus Holdings LLC, Initial Loan
                   (Second Lien) .......................................    8.50%       08/04/21            269,931
                                                                                                     --------------
                                                                                                            597,931
                                                                                                     --------------

                OTHER DIVERSIFIED FINANCIAL SERVICES -- 2.1%
     4,091,821  First Data Corp., 2021 New Dollar Term Loan ............    4.17%       03/24/21          4,041,941
       381,465  Moneygram International, Inc., Term Loan ...............    4.25%       03/27/20            353,046
                                                                                                     --------------
                                                                                                          4,394,987
                                                                                                     --------------

                PACKAGED FOODS & MEATS -- 2.4%
       766,778  Boulder Brands, Inc. (GFA Brands, Inc.), Term Loan B
                   (July 2014) .........................................    4.50%       07/09/20            765,820
       554,040  Del Monte Foods, Inc., Initial Loan (First Lien) .......    4.25%       02/18/21            511,562
     1,140,374  Ferrara Candy Co. (Candy Intermediate Holdings, Inc.),
                   Initial Term Loan ...................................    7.50%       06/06/18          1,103,311
       559,688  Hearthside Food Solutions LLC, Term Loan ...............    4.50%       06/02/21            556,889
     2,111,301  New HB Acquisition LLC, Term B Loan ....................    6.75%       04/09/20          2,142,971
                                                                                                     --------------
                                                                                                          5,080,553
                                                                                                     --------------

                PAPER PACKAGING -- 0.3%
       297,000  Exopack Holding Corp., Term Loan B .....................    5.25%       04/30/19            296,350
       246,256  Reynolds Group Holdings, Inc., Incremental U.S. Term
                   Loan ................................................    4.00%       12/01/18            243,382
                                                                                                     --------------
                                                                                                            539,732
                                                                                                     --------------

                PERSONAL PRODUCTS -- 0.2%
       425,000  Prestige Brands International, Inc., Term B-2 Loan .....    4.50%       09/03/21            424,337
                                                                                                     --------------

                PHARMACEUTICALS -- 3.3%
       413,736  Akorn, Inc., Loan ......................................    4.50%       04/16/21            412,184
       798,663  Amneal Pharmaceuticals LLC, Term Loan B ................    5.00%       11/01/19            796,172
       663,334  Catalent Pharma Solutions, Inc., Dollar Term Loan ......    4.25%       05/20/21            661,032
     3,563,229  Par Pharmaceutical Cos., Inc., Term B-2 Loan ...........    4.00%       09/30/19          3,497,915
       597,000  Patheon, Inc. (JLL/Delta Dutch Newco B.V.), Initial
                   Dollar Term Loan ....................................    4.25%       03/11/21            581,329
       873,506  Salix Pharmaceuticals Ltd., Term Loan ..................    4.25%       01/02/20            868,702
                                                                                                     --------------
                                                                                                          6,817,334
                                                                                                     --------------

                PROPERTY & CASUALTY INSURANCE -- 0.4%
       392,982  Cunningham Lindsey U.S., Inc., Initial Term Loan (First
                   Lien)................................................    5.00%       12/10/19            380,702
       600,000  Sedgwick Claims Management Services, Inc., Initial Loan
                   (Second Lien) .......................................    6.75%       02/28/22            562,500
                                                                                                     --------------
                                                                                                            943,202
                                                                                                     --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2015 (UNAUDITED)


  PRINCIPAL                                                                              STATED
    VALUE                             DESCRIPTION                          RATE (a)   MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                PUBLISHING -- 0.7%
$      397,000  Cengage Learning Acquisitions, Inc., Term Loan .........    7.00%       03/15/20     $      394,233
     1,240,625  Mergermarket USA, Inc., 2014 Incremental Term Loan .....    4.50%       02/04/21          1,170,840
                                                                                                     --------------
                                                                                                          1,565,073
                                                                                                     --------------

                REAL ESTATE OPERATING COMPANIES -- 1.0%
     2,100,000  ClubCorp Club Operations, Inc., Term Loan B
                   (September 2014) ....................................    4.50%       09/24/20          2,079,000
                                                                                                     --------------

                REAL ESTATE SERVICES -- 0.1%
       160,822  Realogy Corp., Initial Term B Loan 2014 ................    3.75%       03/05/20            158,168
                                                                                                     --------------

                RESEARCH & CONSULTING SERVICES -- 4.0%
     3,697,400  Acosta, Inc., Initial Term Loan ........................    5.00%       09/26/21          3,702,022
       141,581  Advantage Sales & Marketing, Inc., Delayed Draw Term
                   Loan (First Lien) ...................................    4.25%       07/23/21            139,834
     4,247,419  Advantage Sales & Marketing, Inc., Initial Term Loan
                   (First Lien) ........................................    4.25%       07/23/21          4,195,006
       411,512  Information Resources, Inc., Term Loan .................    4.75%       09/30/20            409,454
                                                                                                     --------------
                                                                                                          8,446,316
                                                                                                     --------------

                RESTAURANTS -- 3.7%
       412,500  Arby's Restaurant Group (ARG IH Corp.), Term Loan ......    4.75%       11/15/20            410,867
     3,000,000  Burger King Corp., Term Loan B .........................    4.50%       09/30/21          3,001,140
       657,895  Focus Brands, Inc., Refinancing Term Loan
                   (First Lien) ........................................    4.25%       02/21/18            651,520
     3,377,375  Portillo's Holdings LLC, Term B Loan (First Lien) ......    4.75%       08/02/21          3,328,133
       427,500  Red Lobster Management LLC, Initial Term Loan
                   (First Lien) ........................................    6.25%       07/28/21            424,029
                                                                                                     --------------
                                                                                                          7,815,689
                                                                                                     --------------

                SECURITY & ALARM SERVICES -- 0.6%
       251,447  Garda World Security Corp., Term B Delayed Draw Loan ...    4.00%       11/06/20            244,846
       982,928  Garda World Security Corp., Term Loan B ................    4.00%       10/18/20            957,127
                                                                                                     --------------
                                                                                                          1,201,973
                                                                                                     --------------

                SEMICONDUCTORS -- 2.7%
     1,000,000  Avago Technologies Cayman Ltd., Term Loan ..............    3.75%       05/06/21            997,750
     1,628,664  Freescale Semiconductor, Inc., Tranche B-4 Term Loan ...    4.25%       02/28/20          1,604,234
     3,135,424  Freescale Semiconductor, Inc., Tranche B-5 Term Loan ...    5.00%       01/15/21          3,136,303
                                                                                                     --------------
                                                                                                          5,738,287
                                                                                                     --------------

                SPECIALIZED CONSUMER SERVICES -- 2.1%
     3,958,248  Asurion LLC, Incremental Tranche B-1 Term Loan .........    5.00%       05/24/19          3,928,561
       352,941  Asurion LLC, Term Loan (Second Lien) ...................    8.50%       03/03/21            348,529
       150,000  PSSI (Packers Holdings LLC), Term Loan B ...............    5.00%       12/02/21            149,438
                                                                                                     --------------
                                                                                                          4,426,528
                                                                                                     --------------

                SPECIALIZED FINANCE -- 1.2%
       486,696  AlixPartners LLP, 2014 January Replacement Term B-2 Loan
                   (First Lien) ........................................    4.00%       07/10/20            477,420
     1,374,045  Duff & Phelps Corp., Initial Term Loan .................    4.50%       04/23/20          1,355,152
       655,865  FLY Leasing Ltd. (Fly Funding II S.A.R.L.), Loan .......    4.50%       08/09/19            651,766
                                                                                                     --------------
                                                                                                          2,484,338
                                                                                                     --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2015 (UNAUDITED)


  PRINCIPAL                                                                              STATED
    VALUE                             DESCRIPTION                          RATE (a)   MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                SPECIALTY CHEMICALS -- 1.4%
$      206,897  ANGUS Chemicals Co. (Aruba Investments, Inc.), Term Loan
                   B ...................................................    5.25%       01/31/22     $      206,897
       755,583  Axalta Coating Systems U.S. Holdings, Inc., Refinanced
                   Term B Loan .........................................    3.75%       02/01/20            739,527
       399,000  Emerald Performance Materials LLC, Initial Term Loan
                   (First Lien) ........................................    4.50%       07/30/21            392,185
       994,429  NuSil Technology LLC, Term Loan ........................    5.25%       04/07/17            983,738
       296,296  Platform Specialty Products Corp. (fka: Macdermid,
                   Inc.), Term Loan B-2 ................................    4.75%       06/07/20            295,629
       283,746  Polymer Group, Inc., Initial Loan ......................    5.25%       12/19/19            281,264
                                                                                                     --------------
                                                                                                          2,899,240
                                                                                                     --------------

                SPECIALTY STORES -- 0.6%
       334,821  Toys "R" US-Delaware, Inc., Canadian FILO Term Loan ....    8.25%       10/24/19            329,240
       415,179  Toys "R" US-Delaware, Inc., FILO Term Loan .............    8.25%       10/24/19            408,257
       282,914  Toys "R" US-Delaware, Inc., Term B-2 Loan ..............    5.25%       05/25/18            219,765
       261,914  Toys "R" US-Delaware, Inc., Term B-4 Loan ..............    9.75%       04/25/20            241,849
                                                                                                     --------------
                                                                                                          1,199,111
                                                                                                     --------------

                SYSTEMS SOFTWARE -- 4.2%
       223,548  Applied Systems, Inc., Initial Term Loan
                   (First Lien) ........................................    4.25%       01/25/21            221,662
       225,000  Applied Systems, Inc., Initial Term Loan
                   (Second Lien) .......................................    7.50%       01/24/22            221,344
     6,523,436  BMC Software Finance, Inc., Initial US Term Loan .......    5.00%       09/10/20          6,307,379
       750,000  Compuware Corp., Term Loan B ...........................    6.25%       12/31/19            731,250
       485,062  Vertafore, Inc., Term Loan 2013 ........................    4.25%       10/03/19            480,817
       768,671  Websense, Inc., Term Loan (First Lien) .................    4.50%       06/25/20            754,258
                                                                                                     --------------
                                                                                                          8,716,710
                                                                                                     --------------

                TIRES & RUBBER -- 0.2%
       500,000  Goodyear Tire & Rubber (The) Co., Loan (Second Lien) ...    4.75%       04/30/19            500,940
                                                                                                     --------------
                TOTAL SENIOR FLOATING-RATE LOAN INTERESTS..........................................     174,715,285
                (Cost $177,793,702)                                                                  --------------


  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
CORPORATE BONDS -- 10.1%

                AEROSPACE & DEFENSE -- 0.1%
       250,000  GenCorp, Inc. ..........................................    7.13%       03/15/21            264,188
                                                                                                     --------------

                ALTERNATIVE CARRIERS -- 0.2%
       313,000  Level 3 Communications, Inc. (e)........................    5.75%       12/01/22            316,913
                                                                                                     --------------

                APPLICATION SOFTWARE -- 0.4%
        63,000  Audatex North America, Inc. (e).........................    6.00%       06/15/21             65,835
        62,000  Audatex North America, Inc. (e).........................    6.13%       11/01/23             64,945
       750,000  Infor Software Parent LLC / Infor Software Parent, Inc.
                   (e) (f)..............................................    7.13%       05/01/21            757,500
                                                                                                     --------------
                                                                                                            888,280
                                                                                                     --------------

                AUTO PARTS & EQUIPMENT -- 0.1%
       125,000  Metaldyne Performance Group (MPG Holdco I, Inc.) (e)....    7.38%       10/15/22            130,625
                                                                                                     --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2015 (UNAUDITED)


  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
CORPORATE BONDS (CONTINUED)

                BROADCASTING -- 0.1%
$      125,000  LIN Television Corp. (e)................................    5.88%       11/15/22     $      125,937
       100,000  Nexstar Broadcasting, Inc. (e)..........................    6.13%       02/15/22            100,500
                                                                                                     --------------
                                                                                                            226,437
                                                                                                     --------------

                CABLE & SATELLITE -- 1.5%
     3,000,000  Charter Communications Operating LLC ...................    5.75%       12/01/24          3,048,750
                                                                                                     --------------

                CASINOS & GAMING -- 0.3%
       600,000  Caesars Growth Properties Holdings LLC / Caesars Growth
                   Properties Finance, Inc. (e).........................    9.38%       05/01/22            513,000
                                                                                                     --------------

                DIVERSIFIED REAL ESTATE ACTIVITIES -- 0.1%
       250,000  KB Home ................................................    7.00%       12/15/21            250,625
                                                                                                     --------------

                HEALTH CARE EQUIPMENT -- 0.3%
        83,000  Alere, Inc. ............................................    6.50%       06/15/20             85,075
       300,000  Kinetic Concepts, Inc. / KCI USA, Inc. .................   10.50%       11/01/18            330,000
       250,000  Kinetic Concepts, Inc. / KCI USA, Inc. .................   12.50%       11/01/19            277,500
                                                                                                     --------------
                                                                                                            692,575
                                                                                                     --------------

                HEALTH CARE FACILITIES -- 2.7%
     2,665,000  CHS/Community Health Systems, Inc. .....................    6.88%       02/01/22          2,843,887
     1,500,000  Select Medical Corp. ...................................    6.38%       06/01/21          1,516,687
       170,000  Tenet Healthcare Corp. .................................    6.00%       10/01/20            184,450
       750,000  Tenet Healthcare Corp. .................................    8.13%       04/01/22            847,500
       250,000  Vantage Oncology LLC / Vantage Oncology Finance Co.
                   (e)..................................................    9.50%       06/15/17            242,500
                                                                                                     --------------
                                                                                                          5,635,024
                                                                                                     --------------

                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
       350,000  Dynegy Finance I, Inc. / Dynegy Finance II, Inc. (e)....    7.63%       11/01/24            360,938
                                                                                                     --------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 0.1%
       110,000  Frontier Communications Corp. ..........................    6.25%       09/15/21            113,575
       110,000  Frontier Communications Corp. ..........................    6.88%       01/15/25            111,788
                                                                                                     --------------
                                                                                                            225,363
                                                                                                     --------------

                LIFE SCIENCES TOOLS & SERVICES -- 1.5%
     2,375,000  Crimson Merger Sub, Inc. (e)............................    6.63%       05/15/22          2,057,344
       500,000  Immucor, Inc. ..........................................   11.13%       08/15/19            540,000
       290,000  inVentiv Health, Inc. (e) (g)...........................   10.00%       08/15/18            282,025
       210,000  inVentiv Health, Inc. (e)...............................   11.00%       08/15/18            191,100
                                                                                                     --------------
                                                                                                          3,070,469
                                                                                                     --------------

                OIL & GAS EXPLORATION & PRODUCTION -- 0.1%
       250,000  American Energy-Permian Basin LLC / AEPB Finance
                   Corp. (e) (h)........................................    6.75%       08/01/19            183,750
       125,000  American Energy-Permian Basin LLC / AEPB Finance
                   Corp. (e)............................................    7.38%       11/01/21             93,125
                                                                                                     --------------
                                                                                                            276,875
                                                                                                     --------------

                OIL & GAS STORAGE & TRANSPORTATION -- 0.1%
       300,000  Crestwood Midstream Partners LP / Crestwood Midstream
                   Finance Corp. .......................................    6.13%       03/01/22            293,250
                                                                                                     --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2015 (UNAUDITED)


  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
CORPORATE BONDS (CONTINUED)

                OTHER DIVERSIFIED FINANCIAL SERVICES -- 0.3%
$      500,000  Icahn Enterprises LP / Icahn Enterprises Finance
                   Corp. ...............................................    6.00%       08/01/20     $      525,550
                                                                                                     --------------

                PACKAGED FOODS & MEATS -- 0.3%
       500,000  HJ Heinz Co. (e)........................................    4.88%       02/15/25            502,500
       125,000  Post Holdings, Inc. (e).................................    6.75%       12/01/21            122,500
                                                                                                     --------------
                                                                                                            625,000
                                                                                                     --------------

                PHARMACEUTICALS -- 0.2%
       400,000  Par Pharmaceutical Cos., Inc. ..........................    7.38%       10/15/20            423,000
                                                                                                     --------------

                RESTAURANTS -- 0.1%
       300,000  Seminole Hard Rock Entertainment, Inc. / Seminole Hard
                   Rock International LLC (e)...........................    5.88%       05/15/21            300,750
                                                                                                     --------------

                SEMICONDUCTOR EQUIPMENT -- 0.3%
       500,000  Micron Technology, Inc. (e).............................    5.88%       02/15/22            526,250
                                                                                                     --------------

                SEMICONDUCTORS -- 0.0%
        85,000  Freescale Semiconductor, Inc. (e).......................    6.00%       01/15/22             90,313
                                                                                                     --------------

                SPECIALTY CHEMICALS -- 0.3%
       750,000  Hexion U.S. Finance Corp. ..............................    6.63%       04/15/20            708,281
                                                                                                     --------------

                TRADING COMPANIES & DISTRIBUTORS -- 0.3%
       600,000  BlueLine Rental Finance Corp. (e).......................    7.00%       02/01/19            589,125
                                                                                                     --------------

                WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
       250,000  Sprint Corp. ...........................................    7.25%       09/15/21            250,875
       625,000  T-Mobile USA, Inc. .....................................    6.73%       04/28/22            650,000
       150,000  T-Mobile USA, Inc. .....................................    6.00%       03/01/23            153,750
                                                                                                     --------------
                                                                                                          1,054,625
                                                                                                     --------------
                TOTAL CORPORATE BONDS..............................................................      21,036,206
                (Cost $21,428,742)                                                                   --------------

FOREIGN CORPORATE BONDS -- 1.6%

                AEROSPACE & DEFENSE -- 0.3%
       250,000  Bombardier, Inc. (e)....................................    7.75%       03/15/20            252,344
       334,000  Bombardier, Inc. (e)....................................    6.00%       10/15/22            316,465
                                                                                                     --------------
                                                                                                            568,809
                                                                                                     --------------

                DIVERSIFIED CHEMICALS -- 0.1%
       250,000  INEOS Group Holdings SA (e).............................    5.88%       02/15/19            238,125
                                                                                                     --------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 0.4%
       250,000  Numericable-SFR (e).....................................    4.88%       05/15/19            250,937
       500,000  Numericable-SFR (e).....................................    6.00%       05/15/22            512,075
                                                                                                     --------------
                                                                                                            763,012
                                                                                                     --------------

                METAL & GLASS CONTAINERS -- 0.2%
        62,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                   Inc. (e).............................................    6.25%       01/31/19             60,605
       373,588  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                   Inc. (e).............................................    7.00%       11/15/20            369,385
                                                                                                     --------------
                                                                                                            429,990
                                                                                                     --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2015 (UNAUDITED)


  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
FOREIGN CORPORATE BONDS (CONTINUED)

                PHARMACEUTICALS -- 0.3%
$      700,000  Capsugel SA (e) (i).....................................    7.00%       05/15/19     $      714,438
                                                                                                     --------------

                RESTAURANTS -- 0.1%
       100,000  Burger King Corp. (e)...................................    6.00%       04/01/22            103,000
                                                                                                     --------------

                SECURITY & ALARM SERVICES -- 0.2%
       500,000  Garda World Security Corp. (e)..........................    7.25%       11/15/21            490,000
                                                                                                     --------------

                TOTAL FOREIGN CORPORATE BONDS......................................................       3,307,374
                (Cost $3,371,116)                                                                    --------------

                TOTAL INVESTMENTS -- 95.2%.........................................................     199,058,865
                (Cost $202,593,560) (j)
                NET OTHER ASSETS AND LIABILITIES -- 4.8%...........................................      10,054,320
                                                                                                     --------------
                NET ASSETS -- 100.0%...............................................................  $  209,113,185
                                                                                                     ==============


-----------------------------

(a) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at January 31, 2015.

(b) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(c)   This issuer has filed for protection in federal bankruptcy court.

(d) This issuer is in default but interest is still being accrued by the Fund and paid by the issuer.

(e) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At January 31, 2015, securities noted as such amounted to $10,924,849 or 5.2% of net assets.

(f) These notes are Senior Payment-in-Kind ("PIK") Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 7.13% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2014 through January 31, 2015), this security paid all of its interest in cash.


(g) These notes are PIK Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 10% per annum and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 200 basis points. For the fiscal year-to-date period (November 1, 2014 through January 31, 2015), this security paid all of its interest in cash.

(h) Floating rate security. The interest rate shown reflects the rate in effect at January 31, 2015.

(i) These notes are PIK Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 7% per annum and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2014 through January 31, 2015), this security paid all of its interest in cash.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2015 (UNAUDITED)


(j) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $432,331 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,967,026.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                LEVEL 2          LEVEL 3
                                                 TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                               1/31/2015         PRICES          INPUTS           INPUTS
                                             --------------   ------------   --------------   --------------
Senior Floating-Rate Loan Interests*......   $  174,715,285   $         --   $  174,715,285   $           --
Corporate Bonds*...........................      21,036,206             --       21,036,206               --
Foreign Corporate Bonds*...................       3,307,374             --        3,307,374               --
                                             --------------   ------------   --------------   --------------
Total Investments.........................   $  199,058,865   $         --   $  199,058,865   $           --
                                             ==============   ============   ==============   ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2015.


                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          JANUARY 31, 2015 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of six funds that are currently offering shares. This report covers the First Trust Senior Loan Fund (the "Fund"), which trades under the ticker "FTSL" on The NASDAQ(R) Stock Market, LLC ("NASDAQ").

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Senior floating-rate loan interests ("Senior Loans")(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third party pricing service. The third party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

(1) The terms "security" and "securities" used throughout the Notes to Quarterly Portfolio of Investments include Senior Loans.

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          JANUARY 31, 2015 (UNAUDITED)


      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the borrower/issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of a security;

      4)    the financial statements of the borrower/issuer;

      5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the borrower/issuer, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

     10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management;

     11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

     12)    borrower's/issuer's competitive position within the industry;

     13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

     14)    other relevant factors.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:


      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          JANUARY 31, 2015 (UNAUDITED)


      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2015 is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery, or forward purchase commitments as of January 31, 2015.

C. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had no unfunded loan commitments as of January 31, 2015.

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
CORPORATE BONDS -- 69.7%

                AEROSPACE & DEFENSE -- 2.9%
$    4,650,000  DigitalGlobe, Inc. (a) (b)..............................     5.25%       02/01/21    $    4,488,645
     2,068,000  GenCorp, Inc. (b).......................................     7.13%       03/15/21         2,185,359
       100,000  Orbital ATK, Inc. (a)...................................     5.25%       10/01/21           100,750
     1,500,000  TransDigm, Inc. ........................................     7.50%       07/15/21         1,597,500
     2,000,000  TransDigm, Inc. ........................................     6.00%       07/15/22         2,005,000
       500,000  TransDigm, Inc. ........................................     6.50%       07/15/24           508,750
                                                                                                     --------------
                                                                                                         10,886,004
                                                                                                     --------------

                AGRICULTURAL PRODUCTS -- 1.9%
     5,000,000  Darling Ingredients, Inc. (b)...........................     5.38%       01/15/22         5,006,250
     2,125,000  Pinnacle Operating Corp. (a) (b)........................     9.00%       11/15/20         2,172,812
                                                                                                     --------------
                                                                                                          7,179,062
                                                                                                     --------------

                ALTERNATIVE CARRIERS -- 2.0%
     6,937,000  Level 3 Communications, Inc. (a) (b)....................     5.75%       12/01/22         7,023,713
       500,000  Level 3 Financing, Inc. (a).............................     5.38%       08/15/22           508,750
                                                                                                     --------------
                                                                                                          7,532,463
                                                                                                     --------------

                APPLICATION SOFTWARE -- 2.7%
       400,000  ACI Worldwide, Inc. (a) (b).............................     6.38%       08/15/20           419,500
     1,125,000  Audatex North America, Inc. (a) (b).....................     6.00%       06/15/21         1,175,625
       125,000  Audatex North America, Inc. (a).........................     6.13%       11/01/23           130,938
     4,500,000  Infor Software Parent LLC / Infor Software
                   Parent, Inc. (a) (b) (c).............................     7.13%       05/01/21         4,545,000
     3,600,000  Infor US, Inc. (b)......................................     9.38%       04/01/19         3,883,500
                                                                                                     --------------
                                                                                                         10,154,563
                                                                                                     --------------

                AUTO PARTS & EQUIPMENT -- 0.6%
       425,000  American Axle & Manufacturing, Inc. (b).................     7.75%       11/15/19           480,250
     1,000,000  American Axle & Manufacturing, Inc. ....................     6.63%       10/15/22         1,072,500
       250,000  Dana Holding Corp. .....................................     5.38%       09/15/21           257,500
       250,000  Metaldyne Performance Group (MPG Holdco I, Inc.) (a)....     7.38%       10/15/22           261,250
                                                                                                     --------------
                                                                                                          2,071,500
                                                                                                     --------------

                AUTOMOBILE MANUFACTURERS -- 0.4%
     1,500,000  Asbury Automotive Group, Inc. ..........................     6.00%       12/15/24         1,560,000
                                                                                                     --------------

                BROADCASTING -- 5.7%
     6,200,000  Gray Television, Inc. (b)...............................     7.50%       10/01/20         6,401,499
     1,375,000  LIN Television Corp. (a)................................     5.88%       11/15/22         1,385,313
     3,812,000  Nexstar Broadcasting, Inc. .............................     6.88%       11/15/20         3,988,305
       800,000  Nexstar Broadcasting, Inc. (a)..........................     6.13%       02/15/22           804,000
       495,000  Sinclair Television Group, Inc. ........................     5.38%       04/01/21           498,713
     3,430,000  Sinclair Television Group, Inc. (b).....................     6.38%       11/01/21         3,567,200
     3,500,000  Sinclair Television Group, Inc. (b).....................     6.13%       10/01/22         3,622,499
     1,000,000  Sinclair Television Group, Inc. (a).....................     5.63%       08/01/24           992,500
                                                                                                     --------------
                                                                                                         21,260,029
                                                                                                     --------------

                BUILDING PRODUCTS -- 0.6%
       500,000  Allegion US Holding Co., Inc. (b).......................     5.75%       10/01/21           527,500
       125,000  American Builders & Contractors Supply Co., Inc. (a)....     5.63%       04/15/21           126,562
       300,000  Apex Tool Group LLC (a) (b).............................     7.00%       02/01/21           262,500


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
CORPORATE BONDS (CONTINUED)

                BUILDING PRODUCTS (CONTINUED)
$      500,000  Hillman Group (The), Inc. (a)...........................     6.38%       07/15/22    $      487,500
       500,000  Unifrax I LLC / Unifrax Holding Co. (a).................     7.50%       02/15/19           500,000
       250,000  Unifrax I LLC / Unifrax Holding Co. (a) (b).............     7.50%       02/15/19           250,000
                                                                                                     --------------
                                                                                                          2,154,062
                                                                                                     --------------

                CABLE & SATELLITE -- 4.6%
     2,000,000  CCO Holdings LLC / CCO Holdings Capital Corp. ..........     5.75%       01/15/24         2,032,500
     2,000,000  Cequel Communications Holdings I LLC / Cequel
                   Capital Corp. (a)....................................     6.38%       09/15/20         2,090,000
     2,000,000  Cequel Communications Holdings I LLC / Cequel
                   Capital Corp. (a) (b)................................     5.13%       12/15/21         1,965,000
     8,000,000  Charter Communications Operating LLC (b)................     5.75%       12/01/24         8,130,000
     2,500,000  DISH DBS Corp. (a)......................................     5.88%       11/15/24         2,518,750
       100,000  Mediacom Broadband LLC / Mediacom Broadband Corp. ......     5.50%       04/15/21           100,625
                                                                                                     --------------
                                                                                                         16,836,875
                                                                                                     --------------

                CASINOS & GAMING -- 4.8%
     1,000,000  Caesars Entertainment Resort Properties LLC (a).........     8.00%       10/01/20           990,000
     1,900,000  Caesars Growth Properties Holdings LLC / Caesars Growth
                   Properties Finance, Inc. (a).........................     9.38%       05/01/22         1,624,500
     5,600,000  MGM Resorts International (b)...........................     7.75%       03/15/22         6,216,000
     2,200,000  MGM Resorts International (b)...........................     6.00%       03/15/23         2,233,000
     3,870,000  Pinnacle Entertainment, Inc. (b)........................     7.50%       04/15/21         4,044,150
     2,385,000  Station Casinos LLC (b).................................     7.50%       03/01/21         2,516,175
                                                                                                     --------------
                                                                                                         17,623,825
                                                                                                     --------------

                COMMODITY CHEMICALS -- 0.2%
       825,000  Tronox Finance LLC (b)..................................     6.38%       08/15/20           820,875
                                                                                                     --------------

                COMMUNICATIONS EQUIPMENT -- 0.2%
       700,000  Alcatel-Lucent USA, Inc. (a) (b)........................     6.75%       11/15/20           729,750
                                                                                                     --------------

                CONSTRUCTION & ENGINEERING -- 0.6%
     2,000,000  Terex Corp. ............................................     6.00%       05/15/21         2,040,000
                                                                                                     --------------

                CONSTRUCTION MACHINERY & HEAVY TRUCKS -- 0.2%
       550,000  Oshkosh Corp. ..........................................     5.38%       03/01/22           566,500
                                                                                                     --------------

                CONSUMER FINANCE -- 0.0%
       125,000  Nationstar Mortgage LLC / Nationstar Capital Corp. .....     6.50%       08/01/18           116,563
                                                                                                     --------------

                DISTRIBUTORS -- 0.1%
       200,000  WESCO Distribution, Inc. ...............................     5.38%       12/15/21           202,500
                                                                                                     --------------

                DIVERSIFIED REAL ESTATE ACTIVITIES -- 2.9%
     6,310,000  KB Home (b).............................................     7.00%       12/15/21         6,325,775
     3,000,000  Taylor Morrison Communities, Inc. / Monarch Communities,
                   Inc. (a).............................................     7.75%       04/15/20         3,150,000
     1,200,000  Taylor Morrison Communities, Inc. / Monarch Communities,
                   Inc. (a) (b).........................................     5.25%       04/15/21         1,137,000
                                                                                                     --------------
                                                                                                         10,612,775
                                                                                                     --------------

                DIVERSIFIED REITS (REAL ESTATE INVESTMENT TRUSTS) -- 0.1%
       250,000  iStar Financial, Inc. ..................................     4.88%       07/01/18           247,813
                                                                                                     --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
CORPORATE BONDS (CONTINUED)

                DIVERSIFIED REITS (REAL ESTATE INVESTMENT TRUSTS) (CONTINUED)
$      100,000  iStar Financial, Inc. ..................................     5.00%       07/01/19    $       98,750
                                                                                                     --------------
                                                                                                            346,563
                                                                                                     --------------
                FOOD DISTRIBUTORS -- 0.4%
     1,463,000  KeHE Distributors LLC / KeHE Finance Corp. (a) (b)......     7.63%       08/15/21         1,554,438
                                                                                                     --------------

                HEALTH CARE EQUIPMENT -- 4.2%
     1,500,000  Alere, Inc. ............................................     7.25%       07/01/18         1,582,500
     3,834,000  Alere, Inc. (b).........................................     6.50%       06/15/20         3,929,850
     3,330,000  DJO Finance LLC / DJO Finance Corp. (b).................     8.75%       03/15/18         3,429,900
       950,000  DJO Finance LLC / DJO Finance Corp. (b).................     7.75%       04/15/18           931,000
       750,000  Kinetic Concepts, Inc. / KCI USA, Inc. .................    10.50%       11/01/18           825,000
     4,500,000  Kinetic Concepts, Inc. / KCI USA, Inc. (b)..............    12.50%       11/01/19         4,994,999
                                                                                                     --------------
                                                                                                         15,693,249
                                                                                                     --------------

                HEALTH CARE FACILITIES -- 8.2%
     2,700,000  Amsurg Corp. (a) (b)....................................     5.63%       07/15/22         2,804,625
     8,500,000  CHS/Community Health Systems, Inc. (b)..................     6.88%       02/01/22         9,070,562
       250,000  HCA Holdings, Inc. .....................................     7.75%       05/15/21           267,813
       242,000  HealthSouth Corp. (b)...................................     7.75%       09/15/22           257,125
     1,200,000  HealthSouth Corp. ......................................     5.75%       11/01/24         1,245,000
     1,000,000  Kindred Healthcare, Inc. (a)............................     8.00%       01/15/20         1,066,200
     2,000,000  Kindred Healthcare, Inc. (b)............................     6.38%       04/15/22         1,935,000
     5,500,000  Select Medical Corp. (b)................................     6.38%       06/01/21         5,561,187
     1,000,000  Tenet Healthcare Corp. (a)..............................     5.50%       03/01/19         1,021,250
       500,000  Tenet Healthcare Corp. .................................     6.00%       10/01/20           542,500
     5,000,000  Tenet Healthcare Corp. (b)..............................     8.13%       04/01/22         5,649,999
       750,000  Vantage Oncology LLC / Vantage Oncology Finance
                   Co. (a)..............................................     9.50%       06/15/17           727,500
                                                                                                     --------------
                                                                                                         30,148,761
                                                                                                     --------------

                HEALTH CARE SERVICES -- 0.5%
     2,000,000  Envision Healthcare Corp. (a)...........................     5.13%       07/01/22         2,035,000
                                                                                                     --------------

                HEALTH CARE TECHNOLOGY -- 0.1%
       305,000  MedAssets, Inc. ........................................     8.00%       11/15/18           318,344
                                                                                                     --------------

                HOMEFURNISHING RETAIL -- 0.8%
     2,730,000  Serta Simmons Holdings LLC (a) (b)......................     8.13%       10/01/20         2,927,925
                                                                                                     --------------

                HOUSEHOLD PRODUCTS -- 0.6%
     2,000,000  Spectrum Brands, Inc. (a)...............................     6.13%       12/15/24         2,095,000
                                                                                                     --------------

                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.3%
       500,000  Calpine Corp. ..........................................     5.50%       02/01/24           501,250
     1,400,000  Dynegy Finance I, Inc. / Dynegy Finance II, Inc. (a)....     7.63%       11/01/24         1,443,750
     1,109,000  NRG Energy, Inc. (b)....................................     7.88%       05/15/21         1,194,948
     1,500,000  NRG Energy, Inc. .......................................     6.25%       07/15/22         1,548,750
                                                                                                     --------------
                                                                                                          4,688,698
                                                                                                     --------------

                INDUSTRIAL MACHINERY -- 0.4%
     1,650,000  Signode Industrial Group Lux SA/Signode Industrial
                   Group US, Inc. (a) (b)...............................     6.38%       05/01/22         1,575,750
                                                                                                     --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
CORPORATE BONDS (CONTINUED)

                INSURANCE BROKERS -- 0.3%
$    1,000,000  HUB International Ltd. (a)..............................     7.88%       10/01/21    $    1,002,500
                                                                                                     --------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 0.7%
       825,000  Cincinnati Bell, Inc. (b)...............................     8.38%       10/15/20           871,922
       280,000  Frontier Communications Corp. ..........................     6.25%       09/15/21           289,100
       575,000  Frontier Communications Corp. (b).......................     8.75%       04/15/22           655,500
       280,000  Frontier Communications Corp. ..........................     6.88%       01/15/25           284,550
       500,000  Windstream Corp. .......................................     7.75%       10/01/21           510,000
                                                                                                     --------------
                                                                                                          2,611,072
                                                                                                     --------------

                LEISURE FACILITIES -- 0.9%
     1,650,000  Cedar Fair LP / Canada's Wonderland Co. / Magnum
                   Management Corp. (b).................................     5.25%       03/15/21         1,683,000
     1,775,000  Six Flags Entertainment Corp. (a).......................     5.25%       01/15/21         1,806,063
                                                                                                     --------------
                                                                                                          3,489,063
                                                                                                     --------------

                LIFE SCIENCES TOOLS & SERVICES -- 2.7%
     3,750,000  Crimson Merger Sub, Inc. (a) (b)........................     6.63%       05/15/22         3,248,438
     3,450,000  Immucor, Inc. (b).......................................     11.13%      08/15/19         3,726,000
     2,000,000  inVentiv Health, Inc. (a)...............................     9.00%       01/15/18         2,080,000
       232,000  inVentiv Health, Inc. (a) (d)...........................     10.00%      08/15/18           225,620
       168,000  inVentiv Health, Inc. (a)...............................     11.00%      08/15/18           152,880
       500,000  inVentiv Health, Inc. (a)...............................     11.00%      08/15/18           460,000
                                                                                                     --------------
                                                                                                          9,892,938
                                                                                                     --------------

                METAL & GLASS CONTAINERS -- 0.1%
       250,000  Owens-Brockway Glass Container, Inc. (a)................     5.00%       01/15/22           260,625
                                                                                                     --------------

                MOVIES & ENTERTAINMENT -- 0.9%
     1,625,000  Cinemark USA, Inc. (b)..................................     4.88%       06/01/23         1,566,094
     1,100,000  Live Nation Entertainment, Inc. (a) (b).................     5.38%       06/15/22         1,104,125
       500,000  Regal Entertainment Group ..............................     5.75%       03/15/22           499,375
                                                                                                     --------------
                                                                                                          3,169,594
                                                                                                     --------------

                OFFICE REITS (REAL ESTATE INVESTMENT TRUSTS) -- 0.1%
       375,000  DuPont Fabros Technology LP ............................     5.88%       09/15/21           390,938
                                                                                                     --------------

                OIL & GAS EXPLORATION & PRODUCTION -- 0.6%
       250,000  American Energy-Permian Basin LLC / AEPB
                   Finance Corp. (a)....................................     7.38%       11/01/21           186,250
       500,000  American Energy-Permian Basin LLC / AEPB
                   Finance Corp. (a)....................................     7.13%       11/01/20           370,000
       700,000  Rice Energy, Inc. ......................................     6.25%       05/01/22           679,000
       250,000  Rosetta Resources, Inc. ................................     5.88%       06/01/24           229,375
       250,000  Sanchez Energy Corp. ...................................     7.75%       06/15/21           243,750
       125,000  Sanchez Energy Corp. (a)................................     6.13%       01/15/23           111,250
       500,000  Whiting Petroleum Corp. ................................     5.00%       03/15/19           481,250
                                                                                                     --------------
                                                                                                          2,300,875
                                                                                                     --------------
                OIL & GAS REFINING & MARKETING -- 0.1%
       250,000  CITGO Petroleum Corp. (a)...............................     6.25%       08/15/22           243,750
       187,500  Murphy Oil USA, Inc. ...................................     6.00%       08/15/23           199,219
                                                                                                     --------------
                                                                                                            442,969
                                                                                                     --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
CORPORATE BONDS (CONTINUED)

                OIL & GAS STORAGE & TRANSPORTATION -- 1.1%
$      500,000  Atlas Pipeline Partners LP / Atlas Pipeline Finance
                   Corp. (b)............................................     6.63%       10/01/20    $      506,250
       875,000  Crestwood Midstream Partners LP / Crestwood Midstream
                   Finance Corp. (b)....................................     6.13%       03/01/22           855,313
     1,750,000  Holly Energy Partners LP / Holly Energy Finance
                   Corp. (b)............................................     6.50%       03/01/20         1,706,250
       312,000  Summit Midstream Holdings LLC / Summit Midstream Finance
                   Corp. ...............................................     5.50%       08/15/22           301,860
       196,000  Tesoro Logistics LP / Tesoro Logistics Finance Corp. ...     5.88%       10/01/20           200,900
       450,000  Tesoro Logistics LP / Tesoro Logistics Finance Corp. ...     6.13%       10/15/21           459,000
                                                                                                     --------------
                                                                                                          4,029,573
                                                                                                     --------------

                OTHER DIVERSIFIED FINANCIAL SERVICES -- 0.6%
     1,500,000  First Data Corp. (a) (b)................................     8.25%       01/15/21         1,606,875
       500,000  Icahn Enterprises LP / Icahn Enterprises Finance
                   Corp. ...............................................     6.00%       08/01/20           525,550
                                                                                                     --------------
                                                                                                          2,132,425
                                                                                                     --------------

                PACKAGED FOODS & MEATS -- 2.4%
     1,000,000  HJ Heinz Co. (a)........................................     4.88%       02/15/25         1,005,000
     1,833,000  JBS USA LLC / JBS USA Finance, Inc. (a).................     7.25%       06/01/21         1,897,155
     1,000,000  JBS USA LLC / JBS USA Finance, Inc. (a).................     7.25%       06/01/21         1,035,000
     2,000,000  JBS USA LLC / JBS USA Finance, Inc. (a).................     5.88%       07/15/24         1,935,000
       125,000  Post Holdings, Inc. (a).................................     6.75%       12/01/21           122,500
     1,000,000  Post Holdings, Inc. ....................................     7.38%       02/15/22         1,020,000
       800,000  Post Holdings, Inc. (a).................................     6.00%       12/15/22           767,000
     1,100,000  WhiteWave Foods (The) Co. ..............................     5.38%       10/01/22         1,163,250
                                                                                                     --------------
                                                                                                          8,944,905
                                                                                                     --------------

                PAPER PACKAGING -- 0.6%
     2,250,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer
                   LLC / Reynolds Group Issuer Lu (b)...................     5.75%       10/15/20         2,306,250
                                                                                                     --------------

                PHARMACEUTICALS -- 3.9%
     2,200,000  Endo Finance LLC (a)....................................     5.75%       01/15/22         2,238,500
       500,000  Endo Finance LLC / Endo Finco, Inc. (a).................     7.00%       07/15/19           525,625
     1,000,000  Endo Finance LLC / Endo Finco, Inc. (a) (b).............     7.25%       01/15/22         1,067,500
       385,000  Endo Finance LLC / Endo Ltd. / Endo Finco, Inc. (a).....     6.00%       02/01/25           395,347
     3,575,000  Par Pharmaceutical Cos., Inc. (b).......................     7.38%       10/15/20         3,780,562
     6,075,000  Valeant Pharmaceuticals International (a) (b)...........     6.75%       08/15/21         6,416,718
                                                                                                     --------------
                                                                                                         14,424,252
                                                                                                     --------------

                REAL ESTATE DEVELOPMENT -- 0.9%
     3,635,000  TRI Pointe Homes (Weyerhaeuser Co.) (a) (b).............     5.88%       06/15/24         3,512,319
                                                                                                     --------------

                RESTAURANTS -- 0.2%
       750,000  Seminole Hard Rock Entertainment, Inc. / Seminole Hard
                   Rock International LLC (a)...........................     5.88%       05/15/21           751,875
                                                                                                     --------------

                SEMICONDUCTOR EQUIPMENT -- 0.1%
       500,000  Micron Technology, Inc. (a).............................     5.88%       02/15/22           526,250
                                                                                                     --------------

                SEMICONDUCTORS -- 0.2%
       850,000  Freescale Semiconductor, Inc. (a).......................     6.00%       01/15/22           903,125
                                                                                                     --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
CORPORATE BONDS (CONTINUED)

                SPECIALIZED FINANCE -- 0.1%
$      250,000  MSCI, Inc. (a)..........................................     5.25%       11/15/24    $      261,250
                                                                                                     --------------

                SPECIALIZED REITS (REAL ESTATE INVESTMENT TRUSTS) -- 0.3%
       400,000  Geo Group (The), Inc. ..................................     5.88%       01/15/22           416,000
       750,000  Geo Group (The), Inc. ..................................     5.88%       10/15/24           776,250
                                                                                                     --------------
                                                                                                          1,192,250
                                                                                                     --------------

                SPECIALTY CHEMICALS -- 0.7%
     1,950,000  Hexion U.S. Finance Corp. (b)...........................     6.63%       04/15/20         1,841,531
       400,000  OMNOVA Solutions, Inc. .................................     7.88%       11/01/18           410,000
       250,000  PSPC Escrow Corp. (a)...................................     6.50%       02/01/22           256,250
                                                                                                     --------------
                                                                                                          2,507,781
                                                                                                     --------------

                SYSTEMS SOFTWARE -- 0.4%
       975,000  BMC Software Finance, Inc. (a) (b)......................     8.13%       07/15/21           856,781
       500,000  BMC Software, Inc. .....................................     7.25%       06/01/18           480,000
                                                                                                     --------------
                                                                                                          1,336,781
                                                                                                     --------------

                TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 0.6%
     2,000,000  Equinix, Inc. ..........................................     5.38%       01/01/22         2,080,000
                                                                                                     --------------

                TIRES & RUBBER -- 0.2%
       250,000  Goodyear Tire & Rubber (The) Co. (b)....................     8.25%       08/15/20           267,500
       450,000  Goodyear Tire & Rubber (The) Co. (b)....................     6.50%       03/01/21           485,438
                                                                                                     --------------
                                                                                                            752,938
                                                                                                     --------------

                TRADING COMPANIES & DISTRIBUTORS -- 1.6%
       500,000  Ashtead Capital, Inc. (a) (b)...........................     6.50%       07/15/22           542,500
     3,100,000  BlueLine Rental Finance Corp. (a) (b)...................     7.00%       02/01/19         3,043,813
       850,000  United Rentals North America, Inc. (b)..................     7.63%       04/15/22           939,080
     1,250,000  Vander Intermediate Holding II Corp. (a) (b) (e)........     9.75%       02/01/19         1,221,875
                                                                                                     --------------
                                                                                                          5,747,268
                                                                                                     --------------

                TRUCKING -- 0.4%
       300,000  Avis Budget Car Rental LLC / Avis Budget Finance,
                   Inc. (a).............................................     5.13%       06/01/22           301,500
       875,000  Avis Budget Car Rental LLC / Avis Budget Finance,
                   Inc. (b).............................................     5.50%       04/01/23           896,875
       250,000  Hertz (The) Corp. ......................................     7.38%       01/15/21           264,975
                                                                                                     --------------
                                                                                                          1,463,350
                                                                                                     --------------

                WIRELESS TELECOMMUNICATION SERVICES -- 2.0%
     2,000,000  Sprint Capital Corp. ...................................     6.90%       05/01/19         2,042,500
     1,250,000  Sprint Communications, Inc. (b).........................     7.00%       08/15/20         1,265,625
     1,750,000  Sprint Corp. (b)........................................     7.25%       09/15/21         1,756,125
     1,005,000  T-Mobile USA, Inc. .....................................     6.54%       04/28/20         1,044,888
       560,000  T-Mobile USA, Inc. .....................................     6.73%       04/28/22           582,400
       150,000  T-Mobile USA, Inc. .....................................     6.00%       03/01/23           153,750
       500,000  T-Mobile USA, Inc. .....................................     6.63%       04/01/23           521,250
                                                                                                     --------------
                                                                                                          7,366,538
                                                                                                     --------------

                TOTAL CORPORATE BONDS..............................................................     257,530,778
                (Cost $256,854,990)                                                                  --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
FOREIGN CORPORATE BONDS -- 12.2%

                AEROSPACE & DEFENSE -- 1.0%
$    2,000,000  Bombardier, Inc. (a)....................................     7.75%       03/15/20    $    2,018,750
     1,833,000  Bombardier, Inc. (a) (b)................................     6.00%       10/15/22         1,736,768
                                                                                                     --------------
                                                                                                          3,755,518
                                                                                                     --------------

                ALTERNATIVE CARRIERS -- 1.3%
     2,000,000  Intelsat Jackson Holdings SA ...........................     7.50%       04/01/21         2,127,500
     2,650,000  Intelsat Luxembourg SA (b)..............................     7.75%       06/01/21         2,636,750
                                                                                                     --------------
                                                                                                          4,764,250
                                                                                                     --------------

                AUTOMOBILE MANUFACTURERS -- 0.1%
       500,000  Jaguar Land Rover Automotive PLC (a) (b)................     5.63%       02/01/23           538,125
                                                                                                     --------------

                BIOTECHNOLOGY -- 0.1%
       500,000  Grifols Worldwide Operations Ltd. (a)...................     5.25%       04/01/22           508,750
                                                                                                     --------------

                BUILDING PRODUCTS -- 0.3%
     1,000,000  Cemex SAB de CV (a).....................................     7.25%       01/15/21         1,035,000
                                                                                                     --------------

                CABLE & SATELLITE -- 0.1%
       200,000  Virgin Media Finance PLC (a)............................     5.75%       01/15/25           207,500
                                                                                                     --------------

                DIVERSIFIED CHEMICALS -- 0.5%
     1,600,000  INEOS Group Holdings SA (a) (b).........................     6.13%       08/15/18         1,556,000
       250,000  INEOS Group Holdings SA (a).............................     5.88%       02/15/19           238,125
                                                                                                     --------------
                                                                                                          1,794,125
                                                                                                     --------------

                HEALTH CARE SUPPLIES -- 0.1%
       400,000  ConvaTec Healthcare E SA (a) (b)........................    10.50%       12/15/18           422,540
                                                                                                     --------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 2.9%
       600,000  Altice Financing SA (a).................................     6.63%       02/15/23           600,000
     2,200,000  Altice SA (a) (b).......................................     7.75%       05/15/22         2,282,500
     7,500,000  Numericable-SFR (a) (b).................................     6.00%       05/15/22         7,681,124
                                                                                                     --------------
                                                                                                         10,563,624
                                                                                                     --------------

                METAL & GLASS CONTAINERS -- 1.0%
     1,043,843  Ardagh Finance Holdings SA (a) (f)......................     8.63%       06/15/19         1,045,148
     1,126,000  Ardagh Packaging Finance PLC / Ardagh
                   Holdings USA, Inc. (a)...............................     6.25%       01/31/19         1,100,665
     1,188,177  Ardagh Packaging Finance PLC / Ardagh
                   Holdings USA, Inc. (a) (b)...........................     7.00%       11/15/20         1,174,810
       250,000  Ardagh Packaging Finance PLC / Ardagh
                   Holdings USA, Inc. (a)...............................     6.75%       01/31/21           245,625
                                                                                                     --------------
                                                                                                          3,566,248
                                                                                                     --------------

                PAPER PACKAGING -- 1.0%
       500,000  Cascades, Inc. (a)......................................     5.50%       07/15/22           504,375
     3,000,000  Exopack Holdings SA (a) (b).............................     7.88%       11/01/19         3,045,000
                                                                                                     --------------
                                                                                                          3,549,375
                                                                                                     --------------

                PHARMACEUTICALS -- 1.7%
     5,300,000  Capsugel SA (a) (b) (g).................................     7.00%       05/15/19         5,409,312
     1,000,000  Mallinckrodt International Finance SA/Mallinckrodt
                   CB LLC (a)...........................................     5.75%       08/01/22         1,033,750
                                                                                                     --------------
                                                                                                          6,443,062
                                                                                                     --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
FOREIGN CORPORATE BONDS (CONTINUED)

                RESEARCH & CONSULTING SERVICES -- 0.2%
$      825,000  Nielsen Co. Luxembourg S.A.R.L. (The) (a)...............     5.50%       10/01/21    $      851,813
                                                                                                     --------------

                RESTAURANTS -- 1.0%
     3,650,000  Burger King Corp. (a) (b)...............................     6.00%       04/01/22         3,759,500
                                                                                                     --------------

                SECURITY & ALARM SERVICES -- 0.9%
     1,000,000  Garda World Security Corp. (a)..........................     7.25%       11/15/21           980,000
     2,500,000  Garda World Security Corp. (a) (b)......................     7.25%       11/15/21         2,450,000
                                                                                                     --------------
                                                                                                          3,430,000
                                                                                                     --------------

                TOTAL FOREIGN CORPORATE BONDS......................................................      45,189,430
                (Cost $45,405,813)                                                                   --------------

  PRINCIPAL                                                                              STATED
    VALUE                             DESCRIPTION                          RATE (h)   MATURITY (i)      VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 33.0%

                AEROSPACE & DEFENSE -- 0.1%
       316,507  DynCorp International, Inc., Term Loan .................     6.25%       07/07/16           314,133
                                                                                                     --------------

                ALTERNATIVE CARRIERS -- 0.3%
     1,000,000  Level 3 Financing, Inc., Term Loan B-5 .................     4.50%       01/31/22         1,000,470
                                                                                                     --------------

                APPLICATION SOFTWARE -- 0.1%
       306,657  Triple Point Technologies, Inc., Term Loan B ...........     5.25%       07/10/20           276,758
                                                                                                     --------------

                AUTO PARTS & EQUIPMENT -- 0.2%
       893,333  Metaldyne Performance Group (MPG Holdco I, Inc.),
                   Initial Term Loan ...................................      4.25%      10/20/21           892,440
                                                                                                     --------------

                BROADCASTING -- 0.3%
     1,000,000  Clear Channel Communications, Inc., Tranche E Term
                   Loan ................................................     7.67%       07/30/19           943,210
                                                                                                     --------------

                BUILDING PRODUCTS -- 0.8%
     2,800,000  Quikrete Holdings, Inc., Initial Loan (Second Lien) ....     7.00%       03/26/21         2,793,000
                                                                                                     --------------

                CASINOS & GAMING -- 2.9%
     4,000,000  Amaya Holdings B.V., 2nd Lien Term Loan ................     8.00%       07/31/22         3,919,280
     3,740,625  Amaya Holdings B.V., Initial Term B Loan (First Lien)...     5.00%       08/01/21         3,660,538
     3,279,023  Caesars Growth Partners LLC, Term B Loan (First Lien)...     6.25%       05/08/21         2,990,927
        92,521  ROC Finance LLC, Funded Term B Loan ....................     5.00%       06/20/19            86,045
                                                                                                     --------------
                                                                                                         10,656,790
                                                                                                     --------------

                COMMUNICATIONS EQUIPMENT -- 0.0%
        42,833  Mitel Networks Corp., Term Loan ........................     5.25%       01/31/20            42,758
                                                                                                     --------------

                COMPUTER HARDWARE -- 0.7%
     2,651,579  Dell, Inc., Term B Loan ................................     4.50%       04/29/20         2,652,692
                                                                                                     --------------

                CONSTRUCTION MACHINERY & HEAVY TRUCKS -- 0.1%
       231,229  Navistar, Inc., Tranche B Term Loan ....................     5.75%       08/17/17           231,229
                                                                                                     --------------

                CONSUMER FINANCE -- 0.1%
       511,314  Walter Investment Management Corp., Tranche B Term
                   Loan ................................................     4.75%       12/18/20           446,121
                                                                                                     --------------

                DATA PROCESSING & OUTSOURCED SERVICES -- 0.1%
       496,250  Sungard Availability Services Capital, Inc., Term
                   Loan B ..............................................     6.00%       03/29/19           415,197
                                                                                                     --------------

                DIVERSIFIED SUPPORT SERVICES -- 0.3%
     1,050,000  Brickman Group Holdings, Inc., Second Lien Term Loan ...     7.50%       12/31/21         1,027,688
                                                                                                     --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                              STATED
    VALUE                             DESCRIPTION                          RATE (h)   MATURITY (i)      VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                ELECTRIC UTILITIES -- 0.0%
$      100,000  TXU (Texas Competitive Electric Holdings Co. LLC), 2014
                   Term Loan (Non-Extending) (j) (k)....................     4.66%       10/10/14    $       61,979
                                                                                                     --------------

                HEALTH CARE EQUIPMENT -- 0.1%
       563,292  Ikaria, Inc., Initial Term Loan (First Lien) ...........     5.00%       02/12/21           561,061
                                                                                                     --------------

                HEALTH CARE FACILITIES -- 1.1%
     1,994,987  Kindred Healthcare, Inc., New Term Loan ................     4.25%       04/09/21         1,961,332
     2,300,000  Surgery Centers Holdings, Inc., Initial Term Loan (First
                   Lien) ...............................................     5.25%       11/03/20         2,239,625
                                                                                                     --------------
                                                                                                          4,200,957
                                                                                                     --------------

                HEALTH CARE SERVICES -- 2.9%
     1,795,477  CareCore National LLC, Term Loan .......................     5.50%       03/05/21         1,787,631
     1,992,494  Curo Health Services Holdings, Inc., Initial Term Loan
                   (First Lien) ........................................     5.75%       06/08/20         1,985,859
     3,984,925  Gentiva Health Services, Inc., Initial Term B Loan .....     6.50%       10/18/19         3,973,726
     3,059,000  Healogics, Inc., Initial Term Loan (First Lien) ........     5.25%       07/01/21         3,002,929
                                                                                                     --------------
                                                                                                         10,750,145
                                                                                                     --------------

                HEALTH CARE TECHNOLOGY -- 0.4%
       150,000  Healthport Technologies LLC (CT Technologies
                   Intermediate Holdings, Inc.), Initial Term Loan .....     6.00%       12/01/21           149,000
     1,493,668  Truven Health Analytics, Inc. (VCPH Holding Corp.), Term
                   Loan B ..............................................     4.50%       05/31/19         1,441,389
                                                                                                     --------------
                                                                                                          1,590,389
                                                                                                     --------------

                HYPERMARKETS & SUPER CENTERS -- 4.1%
     3,718,667  Albertsons LLC, Term B-4 Loan ..........................     5.50%       08/25/21         3,708,924
     4,000,000  Albertsons LLC, Term Loan B3 ...........................     5.00%       08/25/19         3,972,840
     7,561,594  BJ's Wholesale Club, Inc., 2013 (November) Replacement
                   Loan (Second Lien) ..................................     8.50%       03/26/20         7,398,566
                                                                                                     --------------
                                                                                                         15,080,330
                                                                                                     --------------

                INDUSTRIAL MACHINERY -- 0.2%
       600,000  Filtration Group Corp., Initial Term Loan (Second
                   Lien) ...............................................     8.25%       11/22/21           589,500
                                                                                                     --------------

                INSURANCE BROKERS -- 0.7%
     1,500,000  Amwins Group LLC, 2nd Lien .............................     9.50%       09/06/20         1,472,505
       994,891  Confie Seguros Holding II Co., Term B Loan (First
                   Lien) ...............................................     5.75%       11/09/18           993,647
       100,000  Cooper Gay Swett & Crawford Ltd., Term Loan (Second
                   Lien) ...............................................     8.25%       10/16/20            87,000
                                                                                                     --------------
                                                                                                          2,553,152
                                                                                                     --------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 0.1%
       153,846  Altice International S.A.R.L., Term Loan B .............     5.25%       02/15/22           154,038
       343,907  Avaya, Inc., Term B-3 Loan .............................     4.67%       10/26/17           328,238
                                                                                                     --------------
                                                                                                            482,276
                                                                                                     --------------

                LEISURE FACILITIES -- 0.3%
     1,000,000  Planet Fitness Holdings LLC, Term Loan .................     4.75%       03/31/21           977,500
                                                                                                     --------------

                LIFE SCIENCES TOOLS & SERVICES -- 1.2%
     3,188,472  inVentiv Health, Inc., Term B-4 Loan ...................     7.75%       05/15/18         3,168,544
     1,000,000  Ortho-Clinical Diagnostics, Inc., Initial Term Loan ....     4.75%       06/30/21           959,000


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                              STATED
    VALUE                             DESCRIPTION                          RATE (h)   MATURITY (i)      VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                LIFE SCIENCES TOOLS & SERVICES (CONTINUED)
$      498,750  Sterigenics International (STHI Intermediate Holding
                   Corp.), Initial Term Loan ...........................     4.50%       08/06/21    $      494,800
                                                                                                     --------------
                                                                                                          4,622,344
                                                                                                     --------------

                METAL & GLASS CONTAINERS -- 0.3%
       797,247  BWAY Intermediate Co., Inc., Initial Term Loan .........     5.50%       08/14/20           798,244
       315,789  PODS, Inc., Term Loan B ................................     5.25%       01/13/22           315,922
                                                                                                     --------------
                                                                                                          1,114,166
                                                                                                     --------------

                MOVIES & ENTERTAINMENT -- 3.7%
     3,466,667  Creative Artists Agency LLC (CAA Holdings LLC), Initial
                   Term Loan ...........................................     5.50%       12/17/21         3,453,667
     7,500,000  Formula One (Delta 2 Lux S.A.R.L.), Facility B3 ........     4.75%       07/30/21         7,248,750
       125,000  Lions Gate Entertainment Corp., Loan ...................     5.00%       07/19/20           124,687
     2,992,481  WME IMG Worldwide, Inc., Term Loan (First Lien) ........     5.25%       05/06/21         2,912,672
                                                                                                     --------------
                                                                                                         13,739,776
                                                                                                     --------------

                OIL & GAS EXPLORATION & PRODUCTION -- 0.2%
     1,027,778  American Energy Marcellus Holdings LLC, Initial Loan
                   (Second Lien) .......................................     8.50%       08/04/21           768,264
                                                                                                     --------------

                OIL & GAS STORAGE & TRANSPORTATION -- 0.2%
     1,000,000  Fieldwood Energy LLC, Closing Date Loan (Second Lien) ..     8.38%       09/30/20           597,000
                                                                                                     --------------

                PACKAGED FOODS & MEATS -- 2.3%
       557,789  Del Monte Foods, Inc., Initial Loan (First Lien) .......     4.25%       02/18/21           515,023
     1,992,340  Ferrara Candy Co. (Candy Intermediate Holdings, Inc.),
                   Initial Term Loan ...................................     7.50%       06/06/18         1,927,589
     5,977,328  New HB Acquisition LLC, Term B Loan ....................     6.75%       04/09/20         6,066,989
                                                                                                     --------------
                                                                                                          8,509,601
                                                                                                     --------------

                PHARMACEUTICALS -- 0.3%
     1,000,000  Salix Pharmaceuticals Ltd., Term Loan ..................     4.25%       01/02/20           994,500
                                                                                                     --------------

                PROPERTY & CASUALTY INSURANCE -- 0.2%
       600,000  Sedgwick Claims Management Services, Inc., Initial Loan
                   (Second Lien) .......................................     6.75%       02/28/22           562,500
                                                                                                     --------------

                PUBLISHING -- 0.2%
       893,250  Cengage Learning Acquisitions, Inc., Term Loan .........     7.00%       03/15/20           887,024
                                                                                                     --------------

                RESEARCH & CONSULTING SERVICES -- 2.5%
     6,856,150  Acosta, Inc., Initial Term Loan ........................     5.00%       09/26/21         6,864,720
        80,444  Advantage Sales & Marketing, Inc., Delayed Draw Term
                   Loan (First Lien) ...................................     4.25%       07/23/21            79,451
     2,413,306  Advantage Sales & Marketing, Inc., Initial Term Loan
                   (First Lien) ........................................     4.25%       07/23/21         2,383,526
                                                                                                     --------------
                                                                                                          9,327,697
                                                                                                     --------------

                RESTAURANTS -- 1.6%
     1,500,000  Burger King Corp., Term Loan B .........................     4.50%       09/30/21         1,500,570
     4,156,250  Portillo's Holdings LLC, Term B Loan (First Lien) ......     4.75%       08/02/21         4,095,652
       427,500  Red Lobster Management LLC, Initial Term Loan (First
                   Lien) ...............................................     6.25%       07/28/21           424,029
                                                                                                     --------------
                                                                                                          6,020,251
                                                                                                     --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                              STATED
    VALUE                             DESCRIPTION                          RATE (h)   MATURITY (i)       VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                RETAIL REITS (REAL ESTATE INVESTMENT TRUSTS) -- 0.6%
$    2,250,000  Capital Automotive LLC, Term Loan (Second Lien) ........     6.00%       04/30/20    $    2,235,938
                                                                                                     --------------

                SPECIALIZED CONSUMER SERVICES -- 0.6%
     2,205,882  Asurion LLC, Term Loan (Second Lien) ...................     8.50%       03/03/21         2,178,309
       150,000  PSSI (Packers Holdings LLC), Term Loan B ...............     5.00%       12/02/21           149,438
                                                                                                     --------------
                                                                                                          2,327,747
                                                                                                     --------------

                SPECIALTY CHEMICALS -- 0.4%
       517,241  ANGUS Chemicals Co. (Aruba Investments, Inc.),
                   Term Loan B .........................................     5.25%       01/31/22           517,241
       994,429  NuSil Technology LLC, Term Loan ........................     5.25%       04/07/17           983,739
                                                                                                     --------------
                                                                                                          1,500,980
                                                                                                     --------------

                SPECIALTY STORES -- 0.6%
       334,821  Toys "R" US-Delaware, Inc., Canadian FILO Term Loan ....     8.25%       10/24/19           329,240
       415,179  Toys "R" US-Delaware, Inc., FILO Term Loan .............     8.25%       10/24/19           408,257
     1,188,239  Toys "R" US-Delaware, Inc., Term B-2 Loan ..............     5.25%       05/25/18           923,012
       523,828  Toys "R" US-Delaware, Inc., Term B-4 Loan ..............     9.75%       04/25/20           483,698
                                                                                                     --------------
                                                                                                          2,144,207
                                                                                                     --------------

                SYSTEMS SOFTWARE -- 2.2%
       500,000  Applied Systems, Inc., Initial Term Loan (Second
                   Lien) ...............................................     7.50%       01/24/22           491,875
     6,715,094  BMC Software Finance, Inc., Initial US Term Loan .......     5.00%       09/10/20         6,492,690
     1,000,000  Compuware Corp., Term Loan B ...........................     6.25%       12/31/19           975,000
                                                                                                     --------------
                                                                                                          7,959,565
                                                                                                     --------------

                TRUCKING -- 0.0%
       147,375  SIRVA Worldwide, Inc., Loan ............................     7.50%       03/27/19           145,901
                                                                                                     --------------

                WIRELESS TELECOMMUNICATION SERVICES -- 0.0%
        79,063  Lightower Fiber Networks (LTS Buyer LLC or Sidera
                   Networks, Inc.), Term Loan (Second Lien) ............     8.00%       04/12/21            77,205
                                                                                                     --------------

                TOTAL SENIOR FLOATING-RATE LOAN INTERESTS .........................................     122,074,441
                (Cost $124,129,628)                                                                  --------------

                TOTAL INVESTMENTS -- 114.9%........................................................     424,794,649
                (Cost $426,390,431) (l)                                                              --------------

   PRINCIPAL                                                                STATED       STATED
     VALUE                            DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
U.S. GOVERNMENT NOTES SOLD SHORT -- (12.6%)

    (4,700,000) United States Treasury Note ............................     0.38%       10/31/16        (4,697,796)
    (8,400,000) United States Treasury Note ............................     0.88%       11/15/17        (8,436,095)
    (3,650,000) United States Treasury Note ............................     1.25%       11/30/18        (3,683,076)
    (4,775,000) United States Treasury Note ............................     1.50%       10/31/19        (4,848,492)
    (2,000,000) United States Treasury Note ............................     1.63%       12/31/19        (2,042,344)
      (500,000) United States Treasury Note ............................     2.00%       11/30/20          (517,852)
      (700,000) United States Treasury Note ............................     2.25%       04/30/21          (734,726)
   (18,750,000) United States Treasury Note ............................     2.75%       11/15/23       (20,491,706)
    (1,100,000) United States Treasury Note ............................     2.75%       02/15/24        (1,203,641)
                                                                                                     --------------

                TOTAL U.S. GOVERNMENT NOTES SOLD SHORT.............................................     (46,655,728)
                (Proceeds $44,674,139)                                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

   PRINCIPAL                                                                STATED       STATED
     VALUE                            DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
U.S. GOVERNMENT BILL SOLD SHORT -- (1.9%)

$   (7,000,000) United States Treasury Bill.............................     0.00%       04/23/15    $   (6,999,958)
                (Proceeds $6,999,921)                                                                --------------

                TOTAL INVESTMENTS SOLD SHORT -- (14.5%)............................................     (53,655,686)
                (Proceeds $51,674,060)                                                               --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.4)%.........................................      (1,398,977)
                                                                                                     --------------
                NET ASSETS -- 100.0%...............................................................  $  369,739,986
                                                                                                     ==============


-----------------------------

(a) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At January 31, 2015, securities noted as such amounted to $139,958,235 or 37.9% of net assets.

(b) This security or a portion of this security is segregated as collateral for investments sold short.

(c) These notes are Senior Payment-in-Kind ("PIK") Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 7.125% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2014 through January 31, 2015), this security paid all of its interest in cash.

(d) These notes are PIK Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK Interest. Interest paid in cash will accrue at the rate of 10.000% per annum and PIK Interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 200 basis points. The first interest payment is scheduled for February 15, 2015.

(e) These notes are PIK Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK Interest. Interest paid in cash will accrue at the rate of 9.750% per annum and PIK Interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2014 through January 31, 2015), this security paid all of its interest in cash.

(f) These notes are PIK Notes. PIK interest will accrue on the notes at the rate of 8.625% per annum. For the fiscal year-to-date period (November 1, 2014 through January 31, 2015), the Fund received $43,843 PIK interest.

(g) These notes are PIK Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 7.000% per annum and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2014 through January 31, 2015), this security paid all of its interest in cash.

(h) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at January 31, 2015. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche at varying rates.

(i) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(j)   This issuer has filed for protection in federal bankruptcy court.

(k) This issuer is in default but interest is still being accrued by the Fund and paid by the issuer.

(l) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,442,382 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,038,164.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                              ASSETS TABLE
                                                                             LEVEL 2         LEVEL 3
                                              TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                             VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                 1/31/2015         PRICES          INPUTS          INPUTS
----------------------------------------  --------------  --------------  --------------  --------------
Corporate Bonds*........................  $  257,530,778  $           --  $  257,530,778  $           --
Foreign Corporate Bonds*................      45,189,430              --      45,189,430              --
Senior Floating-Rate Loan Interests*....     122,074,441              --     122,074,441              --
                                          --------------  --------------  --------------  --------------
Total Investments.......................  $  424,794,649  $           --  $  424,794,649  $           --
                                          ==============  ==============  ==============  ==============

                                           LIABILITIES TABLE

                                                                             LEVEL 2         LEVEL 3
                                              TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                             VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                            1/31/2015         PRICES          INPUTS          INPUTS
                                          --------------  --------------  --------------  --------------
U.S. Government Notes Sold Short........  $  (46,655,728) $           --  $  (46,655,728) $           --
U.S. Government Bill Sold Short.........      (6,999,958)             --      (6,999,958)             --
                                          --------------  --------------  --------------  --------------
Total Investments.......................  $  (53,655,686) $           --  $  (53,655,686) $           --
                                          ==============  ==============  ==============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2015.


                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                          JANUARY 31, 2015 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of six funds that are offering shares. This report covers the First Trust Tactical High Yield ETF (the "Fund"), which trades under the ticker "HYLS" on The NASDAQ(R) Stock Market, LLC ("NASDAQ").

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION
The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

The Senior Floating-Rate Loan Interests ("Senior Loans")(1) held in the Fund are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third party pricing service. The third party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

(1) The terms "security" and "securities" used throughout the Notes to Quarterly Portfolio of Investments includes Senior Loans.

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                          JANUARY 31, 2015 (UNAUDITED)

Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4) issuer-specific conditions (such as significant credit deterioration); and

      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of a security;

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

     10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;

     11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

     12)    borrower's/issuer's competitive position within the industry;

     13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

     14)    other relevant factors.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                          JANUARY 31, 2015 (UNAUDITED)

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. The Fund did not have any when-issued, delayed-delivery or forward purchase commitments as of January 31, 2015.

C. SHORT SALES
Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When a short sale is engaged in, the security sold short must be borrowed and delivered to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund will pay a fee or premium to borrow the securities and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

D. UNFUNDED LOAN COMMITMENTS
The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had no unfunded loan commitments as of January 31, 2015.

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

                                                                           ANNUALIZED
  PRINCIPAL                                                               YIELD ON DATE     STATED
    VALUE                             DESCRIPTION                          OF PURCHASE     MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
COMMERCIAL PAPER -- 55.2%

                ADVERTISING -- 0.8%
$    4,900,000  Omnicom Capital, Inc. ..................................      0.37%         02/17/15    $    4,899,216
                                                                                                        --------------

                AGRICULTURE -- 0.1%
       525,000  BAT International Finance PLC ..........................      0.43%         02/05/15           524,976
                                                                                                        --------------

                AUTO MANUFACTURERS -- 0.4%
     2,000,000  Ford Motor Credit Co. LLC ..............................      0.61%         02/23/15         1,999,266
       500,000  Hyundai Capital America ................................      0.41%         02/05/15           499,978
                                                                                                        --------------
                                                                                                             2,499,244
                                                                                                        --------------

                BEVERAGES -- 0.1%
       600,000  Molson Coors Brewing Co. ...............................      0.41%         02/05/15           599,973
                                                                                                        --------------

                CHEMICALS -- 3.8%
     4,500,000  Albemarle Corp. ........................................      0.76%         02/10/15         4,499,156
     2,000,000  Albemarle Corp. ........................................      0.77%         02/11/15         1,999,578
     1,000,000  Cabot Corp. ............................................      0.46%         02/09/15           999,900
     5,000,000  Ecolab, Inc. ...........................................      0.36%         02/09/15         4,999,611
     1,000,000  FMC Corp. ..............................................      0.46%         02/11/15           999,875
       700,000  LyondellBasell Investment LLC ..........................      0.35%         02/12/15           699,927
       700,000  PPG Industries, Inc. ...................................      0.49%         02/04/15           699,972
       600,000  PPG Industries, Inc. ...................................      0.48%         02/11/15           599,922
     4,000,000  PPG Industries, Inc. ...................................      0.41%         02/13/15         3,999,466
     3,000,000  PPG Industries, Inc. ...................................      0.44%         02/18/15         2,999,391
                                                                                                        --------------
                                                                                                            22,496,798
                                                                                                        --------------

                COMMERCIAL SERVICES -- 2.4%
     3,000,000  Block Financial LLC.....................................      0.41%         02/06/15         2,999,833
     2,300,000  Block Financial LLC ....................................      0.45%         02/13/15         2,299,663
     2,782,000  Equifax, Inc. ..........................................      0.43%         02/09/15         2,781,740
     6,000,000  Equifax, Inc. ..........................................      0.45%         02/20/15         5,998,607
                                                                                                        --------------
                                                                                                            14,079,843
                                                                                                        --------------

                DIVERSIFIED FINANCIAL SERVICES -- 2.2%
     5,712,000  GATX Corp. .............................................      0.41%         02/12/15         5,711,302
       500,000  Hitachi Capital America Corp. ..........................      0.46%         02/04/15           499,981
     1,000,000  Hitachi Capital America Corp. ..........................      0.46%         02/20/15           999,762
     2,000,000  Hitachi Capital America Corp. ..........................      0.56%         02/23/15         1,999,328
     4,000,000  Hitachi Capital America Corp. ..........................      0.54%         02/24/15         3,998,646
                                                                                                        --------------
                                                                                                            13,209,019
                                                                                                        --------------

                ELECTRIC -- 8.0%
       500,000  Ameren Corp. ...........................................      0.48%         02/06/15           499,967
     2,742,000  Commonwealth Edison Co. ................................      0.45%         02/26/15         2,741,162
       600,000  Empire District Electric (The) Co. .....................      0.41%         02/03/15           599,987
     5,000,000  Empire District Electric (The) Co. .....................      0.40%         02/06/15         4,999,729
     5,000,000  Empire District Electric (The) Co. .....................      0.41%         02/10/15         4,999,500
     3,000,000  Entergy Corp. ..........................................      0.61%         02/13/15         2,999,400
     4,000,000  Entergy Corp. ..........................................      0.66%         02/23/15         3,998,411
       700,000  Hawaiian Electric Industries, Inc. .....................      0.69%         02/12/15           699,855
     6,000,000  Louisville Gas & Electric Co. ..........................      0.41%         02/13/15         5,999,200
     2,000,000  Louisville Gas & Electric Co. ..........................      0.44%         02/23/15         1,999,474
       500,000  NorthWestern Corp. .....................................      0.46%         02/06/15           499,969


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

                                                                           ANNUALIZED
  PRINCIPAL                                                               YIELD ON DATE     STATED
    VALUE                             DESCRIPTION                          OF PURCHASE     MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
COMMERCIAL PAPER (CONTINUED)

                ELECTRIC (CONTINUED)
$    1,000,000  NorthWestern Corp. .....................................      0.46%         02/12/15    $      999,862
     4,000,000  NorthWestern Corp. .....................................      0.46%         02/19/15         3,999,100
     4,000,000  Pepco Holdings, Inc. ...................................      0.66%         02/05/15         3,999,711
     1,500,000  SCANA Corp. ............................................      0.50%         02/06/15         1,499,898
     4,000,000  SCANA Corp. ............................................      0.54%         02/12/15         3,999,353
     3,000,000  SCANA Corp. ............................................      0.52%         02/20/15         2,999,192
                                                                                                        --------------
                                                                                                            47,533,770
                                                                                                        --------------

                ELECTRONICS -- 2.0%
     1,000,000  Arrow Electronics, Inc. ................................      0.66%         02/03/15           999,964
     5,000,000  Arrow Electronics, Inc. ................................      0.66%         02/13/15         4,998,916
     4,000,000  Arrow Electronics, Inc. ................................      0.60%         02/17/15         3,998,951
     2,000,000  Thermo Fisher Scientific, Inc. .........................      0.48%         03/02/15         1,999,243
                                                                                                        --------------
                                                                                                            11,997,074
                                                                                                        --------------

                FOOD -- 3.5%
       500,000  ConAgra Foods, Inc. ....................................      0.71%         02/02/15           499,990
     5,000,000  ConAgra Foods, Inc. ....................................      0.71%         02/09/15         4,999,223
       500,000  ConAgra Foods, Inc. ....................................      0.74%         02/12/15           499,888
     4,000,000  ConAgra Foods, Inc. ....................................      0.74%         02/17/15         3,998,702
     3,000,000  Mondelez International, Inc. ...........................      0.35%         02/03/15         2,999,943
     6,000,000  Mondelez International, Inc. ...........................      0.41%         02/19/15         5,998,800
     1,500,000  Mondelez International, Inc. ...........................      0.41%         02/24/15         1,499,617
                                                                                                        --------------
                                                                                                            20,496,163
                                                                                                        --------------

                GAS -- 1.5%
       500,000  CenterPoint Energy Resources Corp. .....................      0.56%         02/04/15           499,977
     4,000,000  NiSource Finance Corp. .................................      0.66%         02/03/15         3,999,856
     3,000,000  NiSource Finance Corp. .................................      0.61%         02/04/15         2,999,850
     1,500,000  NiSource Finance Corp. .................................      0.71%         02/13/15         1,499,650
                                                                                                        --------------
                                                                                                             8,999,333
                                                                                                        --------------

                HEALTHCARE-PRODUCTS -- 1.8%
     1,000,000  Baxter International, Inc. .............................      0.39%         02/06/15           999,947
     5,600,000  Baxter International, Inc. .............................      0.39%         02/11/15         5,599,409
     4,000,000  Baxter International, Inc. .............................      0.40%         02/12/15         3,999,523
                                                                                                        --------------
                                                                                                            10,598,879
                                                                                                        --------------

                HEALTHCARE-SERVICES -- 1.0%
     2,200,000  Humana, Inc. ...........................................      0.51%         02/17/15         2,199,511
     3,500,000  Humana, Inc. ...........................................  0.46% - 0.51%     02/19/15         3,499,163
                                                                                                        --------------
                                                                                                             5,698,674
                                                                                                        --------------

                IRON/STEEL -- 0.2%
     1,000,000  Glencore Funding LLC ...................................      0.46%         02/12/15           999,862
                                                                                                        --------------

                LODGING -- 4.7%
     4,000,000  Marriott International, Inc. ...........................      0.39%         02/10/15         3,999,620
     5,500,000  Marriott International, Inc. ...........................      0.40%         02/12/15         5,499,345
     2,000,000  Starwood Hotels & Resorts Worldwide, Inc. ..............      0.36%         02/02/15         1,999,981
     3,000,000  Starwood Hotels & Resorts Worldwide, Inc. ..............      0.39%         02/04/15         2,999,905


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

                                                                           ANNUALIZED
  PRINCIPAL                                                               YIELD ON DATE     STATED
    VALUE                             DESCRIPTION                          OF PURCHASE     MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
COMMERCIAL PAPER (CONTINUED)

                LODGING (CONTINUED)
$    5,000,000  Starwood Hotels & Resorts Worldwide, Inc. ..............      0.41%         02/18/15    $    4,999,055
     3,000,000  Wyndham Worldwide Corp. ................................      0.66%         02/02/15         2,999,854
     5,000,000  Wyndham Worldwide Corp. ................................      0.71%         02/12/15         4,998,930
                                                                                                        --------------
                                                                                                            27,496,690
                                                                                                        --------------

                MEDIA -- 1.2%
     6,500,000  NBCUniversal Enterprise, Inc. ..........................      0.35%         02/11/15         6,499,386
       500,000  Reed Elsevier, Inc. ....................................      0.41%         02/04/15           499,983
                                                                                                        --------------
                                                                                                             6,999,369
                                                                                                        --------------

                MINING -- 1.5%
     4,800,000  Alcoa, Inc. ............................................      0.51%         02/04/15         4,799,800
     4,000,000  Alcoa, Inc. ............................................      0.51%         02/06/15         3,999,722
                                                                                                        --------------
                                                                                                             8,799,522
                                                                                                        --------------

                MISCELLANEOUS MANUFACTURING -- 0.9%
     1,500,000  Tyco Electronics Group SA ..............................      0.41%         02/09/15         1,499,867
     4,000,000  Tyco Electronics Group SA ..............................      0.41%         02/19/15         3,999,200
                                                                                                        --------------
                                                                                                             5,499,067
                                                                                                        --------------

                OFFICE/BUSINESS EQUIPMENT -- 0.1%
       800,000  Xerox Corp. ............................................      0.35%         02/05/15           799,970
                                                                                                        --------------

                OIL & GAS -- 4.8%
     2,000,000  Apache Corp. ...........................................      0.43%         02/10/15         1,999,790
     4,000,000  Canadian Natural Resources Ltd. ........................      0.46%         02/18/15         3,999,150
     6,000,000  Encana Corp. ...........................................      0.44%         02/02/15         5,999,928
     2,000,000  Nabors Industries, Inc. ................................      0.58%         02/04/15         1,999,905
     5,500,000  Noble Corp. ............................................  0.76% - 0.89%     02/02/15         5,499,884
     5,000,000  Talisman Energy, Inc. ..................................      0.66%         02/02/15         4,999,910
     4,000,000  Talisman Energy, Inc. ..................................      0.66%         02/05/15         3,999,711
                                                                                                        --------------
                                                                                                            28,498,278
                                                                                                        --------------

                OIL & GAS SERVICES -- 0.7%
     4,000,000  Weatherford International Ltd. .........................      0.87%         02/02/15         3,999,906
                                                                                                        --------------

                PIPELINES -- 9.1%
     4,000,000  DCP Midstream LLC ......................................      0.76%         02/10/15         3,999,250
     4,000,000  Enable Midstream Partners LP ...........................      0.76%         02/06/15         3,999,583
     2,500,000  Enable Midstream Partners LP ...........................  0.85% - 0.92%     02/11/15         2,499,385
     4,000,000  Enbridge Energy Partners LP ............................      0.61%         02/10/15         3,999,400
     4,500,000  Enbridge US, Inc. ......................................      0.53%         02/04/15         4,499,805
     3,000,000  Enbridge US, Inc. ......................................      0.56%         02/11/15         2,999,542
       750,000  Enterprise Products Operating LLC ......................      0.51%         02/10/15           749,906
       500,000  Kinder Morgan, Inc. ....................................      0.76%         02/02/15           499,990
     5,500,000  Kinder Morgan, Inc. ....................................  0.76% - 0.87%     02/05/15         5,499,535
     4,000,000  Kinder Morgan, Inc. ....................................      0.87%         02/06/15         3,999,527
       500,000  ONEOK Partners LP ......................................      0.53%         02/03/15           499,986
     5,000,000  ONEOK Partners LP ......................................      0.49%         02/05/15         4,999,733
     2,000,000  ONEOK Partners LP ......................................      0.50%         02/13/15         1,999,673
       600,000  Spectra Energy Capital LLC .............................      0.46%         02/06/15           599,963


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

                                                                           ANNUALIZED
  PRINCIPAL                                                               YIELD ON DATE     STATED
    VALUE                             DESCRIPTION                          OF PURCHASE     MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
COMMERCIAL PAPER (CONTINUED)

                PIPELINES (CONTINUED)
$      700,000  Spectra Energy Partners LP .............................      0.48%         02/09/15    $      699,927
     6,000,000  Spectra Energy Partners LP .............................      0.46%         02/13/15         5,999,100
     6,000,000  Williams Partners LP ...................................      0.44%         02/04/15         5,999,785
                                                                                                        --------------
                                                                                                            53,544,090
                                                                                                        --------------

                RETAIL -- 0.5%
     3,000,000  AutoZone, Inc. .........................................      0.38%         02/09/15         2,999,753
                                                                                                        --------------

                TEXTILES -- 1.7%
     1,000,000  Mohawk Industries, Inc. ................................      0.61%         02/02/15           999,983
     5,000,000  Mohawk Industries, Inc. ................................  0.63% - 0.64%     02/05/15         4,999,655
     4,000,000  Mohawk Industries, Inc. ................................      0.66%         02/12/15         3,999,205
                                                                                                        --------------
                                                                                                             9,998,843
                                                                                                        --------------

                TRANSPORTATION -- 2.2%
     1,500,000  Canadian Pacific Railway Co. ...........................      0.46%         02/09/15         1,499,850
     1,300,000  Canadian Pacific Railway Co. ...........................      0.46%         02/19/15         1,299,707
    10,000,000  Kansas City Southern ...................................      0.56%         02/02/15         9,999,848
                                                                                                        --------------
                                                                                                            12,799,405
                                                                                                        --------------

                TOTAL COMMERCIAL PAPER................................................................     326,067,717
                (Cost $326,067,717)                                                                     --------------

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
CORPORATE BONDS -- 38.4%

                AUTO MANUFACTURERS -- 4.8%
     5,500,000  Daimler Finance North America LLC (a)(b)................      0.93%         08/01/16         5,529,799
     1,500,000  Daimler Finance North America LLC (a)(b)................      0.59%         03/10/17         1,497,932
     8,550,000  Ford Motor Credit Co. LLC, Medium-Term Note (a).........      1.04%         01/17/17         8,552,445
     6,000,000  Toyota Motor Credit Corp. (a)...........................      0.43%         05/16/17         5,993,808
     7,000,000  Volkswagen Group of America Finance LLC (a)(b)..........      0.60%         05/23/17         6,994,281
                                                                                                        --------------
                                                                                                            28,568,265
                                                                                                        --------------

                BANKS -- 10.5%
     7,000,000  Bank of America Corp., Medium-Term Note (a).............      1.07%         03/22/16         7,027,468
        25,000  Bank of America Corp. (a)...............................      0.51%         10/14/16            24,940
     1,500,000  Bank of America NA (a)..................................      0.52%         06/15/16         1,490,744
        75,000  BB&T Corp., Medium-Term Note (a)........................      1.10%         06/15/18            75,835
     8,500,000  Citigroup, Inc. (a).....................................      0.51%         06/09/16         8,431,558
       500,000  Fifth Third Bank/Cincinnati OH (a)......................      0.74%         11/18/16           501,569
     4,500,000  Goldman Sachs Group, (The), Inc., Medium-Term Note (a)..      0.86%         06/04/17         4,489,556
     4,000,000  Goldman Sachs Group, (The), Inc. (a)....................      0.70%         03/22/16         3,995,876
        25,000  Goldman Sachs Group, (The), Inc., Medium-Term Note (a)..      1.33%         11/15/18            25,254
     5,550,000  JPMorgan Chase & Co. (a)................................      0.75%         02/15/17         5,549,411
     3,050,000  JPMorgan Chase & Co. (a)................................      1.16%         01/25/18         3,076,715
     3,980,000  Morgan Stanley, Medium-Term Note (a)....................      0.71%         10/18/16         3,970,448
     4,550,000  Morgan Stanley, Global Medium-Term Note, Series G (a)...      1.54%         04/25/18         4,611,443
        25,000  National City Bank/Cleveland OH (a).....................      0.61%         06/07/17            24,900
     7,000,000  PNC Bank NA (a).........................................      0.57%         04/29/16         7,004,305
     1,500,000  PNC Bank NA (a).........................................      0.55%         08/01/17         1,497,962
     1,500,000  US Bank NA/Cincinnati OH (a)............................      0.74%         10/28/19         1,505,855


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
CORPORATE BONDS (CONTINUED)

                BANKS (CONTINUED)
$    4,055,000  Wachovia Corp. (a)......................................      0.62%         10/15/16    $    4,044,801
     4,500,000  Wachovia Corp. (a)......................................      0.51%         06/15/17         4,484,839
                                                                                                        --------------
                                                                                                            61,833,479
                                                                                                        --------------

                BIOTECHNOLOGY -- 1.4%
     8,500,000  Amgen, Inc. (a).........................................      0.61%         05/22/17         8,487,301
                                                                                                        --------------

                COMPUTERS -- 1.4%
     8,500,000  Apple, Inc. (a).........................................      0.50%         05/03/18         8,506,843
                                                                                                        --------------

                DIVERSIFIED FINANCIAL SERVICES -- 3.8%
     8,550,000  American Express Co. (a)................................      0.82%         05/22/18         8,559,636
     8,575,000  General Electric Capital Corp. (a)......................      0.97%         04/02/18         8,654,413
     5,000,000  HSBC Finance Corp. (a)..................................      0.66%         06/01/16         4,993,215
                                                                                                        --------------
                                                                                                            22,207,264
                                                                                                        --------------

                ELECTRIC -- 1.5%
        40,000  Constellation Energy Group, Inc. .......................      4.55%         06/15/15            40,549
     8,525,000  Duke Energy Corp. (a)...................................      0.64%         04/03/17         8,540,234
                                                                                                        --------------
                                                                                                             8,580,783
                                                                                                        --------------

                FOOD -- 2.6%
     7,000,000  General Mills, Inc. (a).................................      0.55%         01/29/16         6,994,155
     8,583,000  Kroger (The) Co. (a)....................................      0.79%         10/17/16         8,582,107
                                                                                                        --------------
                                                                                                            15,576,262
                                                                                                        --------------

                INSURANCE -- 4.1%
     8,500,000  Berkshire Hathaway Finance Corp. (a)....................      0.55%         01/12/18         8,508,601
     8,500,000  Metropolitan Life Global Funding I (a)(b)...............      0.38%         06/23/16         8,500,264
     6,975,000  Prudential Financial, Inc., Medium-Term Note (a)........      1.01%         08/15/18         7,007,699
                                                                                                        --------------
                                                                                                            24,016,564
                                                                                                        --------------

                MEDIA -- 0.0%
        25,000  NBCUniversal Enterprise, Inc. (a)(b)....................      0.79%         04/15/16            25,049
                                                                                                        --------------

                OIL & GAS -- 0.5%
     1,500,000  Chevron Corp. (a).......................................      0.40%         11/15/17         1,501,852
     1,500,000  Devon Energy Corp. (a)..................................      0.69%         12/15/15         1,498,748
                                                                                                        --------------
                                                                                                             3,000,600
                                                                                                        --------------

                PHARMACEUTICALS -- 2.7%
     8,500,000  AbbVie, Inc. (a)........................................      1.02%         11/06/15         8,529,784
     7,500,000  Pfizer, Inc. (a)........................................      0.54%         06/15/18         7,498,905
                                                                                                        --------------
                                                                                                            16,028,689
                                                                                                        --------------

                SOFTWARE -- 1.3%
     7,500,000  Oracle Corp. (a)........................................      0.45%         07/07/17         7,502,393
                                                                                                        --------------

                TELECOMMUNICATIONS -- 3.8%
     6,500,000  AT&T, Inc. (a)..........................................      0.68%         03/30/17         6,500,449
     7,500,000  Cisco Systems, Inc. (a).................................      0.51%         03/03/17         7,494,428
     1,000,000  Verizon Communications, Inc. (a)........................      1.77%         09/15/16         1,018,343
     7,575,000  Verizon Communications, Inc. (a)........................      0.64%         06/09/17         7,566,879
                                                                                                        --------------

                                                                                                            22,580,099
                                                                                                        --------------

                TOTAL CORPORATE BONDS.................................................................     226,913,591
                (Cost $226,999,049)                                                                     --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
FOREIGN CORPORATE BONDS -- 4.3%

                BANKS -- 2.8%
$ 1,500,000     Australia & New Zealand Banking Group Ltd./New York,
                   NY (a)...............................................      0.79%         05/15/18    $    1,505,111
     1,575,000  Bank of Montreal, Medium-Term Note (a)..................      0.85%         04/09/18         1,583,735
     1,025,000  BNP Paribas SA, Medium-Term Note (a)....................      0.83%         12/12/16         1,027,922
       500,000  BNP Paribas SA, Medium-Term Note (a)....................      0.72%         05/07/17           500,384
     1,000,000  Commonwealth Bank of Australia (a)(b)...................      0.75%         09/20/16         1,004,613
        25,000  Credit Agricole SA (a)(b)...............................      1.11%         10/03/16            25,175
     1,000,000  Credit Agricole SA/London (a)(b)........................      1.41%         04/15/16         1,008,809
     1,000,000  Credit Suisse/New York, NY, Global Medium-Term Note,
                   Series G (a).........................................      0.72%         05/26/17           998,724
        65,000  Deutsche Bank AG/London (a).............................      0.84%         02/13/17            65,189
     1,000,000  Deutsche Bank AG/London (a).............................      0.71%         05/30/17         1,000,096
     1,000,000  Royal Bank of Canada (a)................................      0.59%         01/23/17         1,001,830
     5,525,000  Toronto-Dominion Bank (The), Medium-Term Note,
                   Series 1 (a).........................................      0.80%         04/30/18         5,552,768
     1,500,000  Toronto-Dominion Bank (The) (a).........................      0.82%         11/05/19         1,505,949
                                                                                                        --------------
                                                                                                            16,780,305
                                                                                                        --------------

                BEVERAGES -- 0.1%
     1,000,000  Anheuser-Busch InBev Finance, Inc. (a)..................      0.45%         01/27/17           998,294
                                                                                                        --------------

                DIVERSIFIED FINANCIAL SERVICES -- 0.8%
     4,550,000  Nomura Holdings, Inc., Medium-Term Note (a).............      1.69%         09/13/16         4,620,261
                                                                                                        --------------

                OIL & GAS -- 0.2%
     1,000,000  Canadian Natural Resources Ltd. (a).....................      0.63%         03/30/16           998,590
                                                                                                        --------------

                PIPELINES -- 0.2%
     1,025,000  Enbridge, Inc. (a)......................................      0.91%         10/01/16         1,024,909
        50,000  Enbridge, Inc. (a)......................................      0.68%         06/02/17            49,329
                                                                                                        --------------
                                                                                                             1,074,238
                                                                                                        --------------

                TELECOMMUNICATIONS -- 0.2%
     1,000,000  Vodafone Group PLC (a)..................................      0.62%         02/19/16         1,000,640
                                                                                                        --------------

                TOTAL FOREIGN CORPORATE BONDS.........................................................      25,472,328
                (Cost $25,487,384)                                                                      --------------

U.S. GOVERNMENT NOTES -- 4.2%

     5,800,000  U.S. Treasury Note .....................................      0.38%         10/31/16         5,797,280
    13,000,000  U.S. Treasury Note .....................................      0.63%         12/31/16        13,044,174
     6,000,000  U.S. Treasury Note .....................................      0.88%         01/15/18         6,018,984
                                                                                                        --------------
                TOTAL U.S. GOVERNMENT NOTES...........................................................      24,860,438
                (Cost $24,810,588)                                                                      --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

     SHARES                                          DESCRIPTION                                            VALUE
--------------  --------------------------------------------------------------------------------------  --------------
EXCHANGE-TRADED FUNDS -- 3.0%

                CAPITAL MARKETS -- 3.0%
       363,040  First Trust Senior Loan Fund (c)......................................................  $   17,669,157
                                                                                                        --------------
                TOTAL EXCHANGE-TRADED FUNDS...........................................................      17,669,157
                (Cost $17,724,824)                                                                      --------------


  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 2.0%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.9%
                Federal Home Loan Banks
$       54,244       Series 2008-1372, Class 1 .........................      4.75%         05/18/18            58,183
                Federal Home Loan Mortgage Corporation
        30,498       Series 1998-2038, Class PC ........................      5.50%         02/15/28            31,179
        17,024       Series 2003-2583, Class YC ........................      4.50%         12/15/22            17,081
         6,699       Series 2005-3057, Class LE ........................      5.00%         02/15/34             6,765
         2,373       Series 2007-3345, Class FP (a).....................      0.37%         11/15/36             2,376
         2,765       Series 2007-3345, Class PF (a).....................      0.35%         05/15/36             2,769
        59,494       Series 2010-3728, Class EL ........................      1.50%         09/15/20            59,942
       222,413       Series 2010-3757, Class DP ........................      2.00%         03/15/34           223,306
                Federal National Mortgage Association
         8,243       Series 2001-69, Class OG ..........................      5.50%         12/25/16             8,519
        42,518       Series 2005-5, Class AB ...........................      5.00%         04/25/32            42,678
     4,383,727       Series 2009-88, Class DB ..........................      3.00%         10/25/20         4,519,969
        53,441       Series 2010-104, Class BJ .........................      2.00%         02/25/24            54,008
     2,216,465       Series 2010-135, Class HA .........................      2.00%         01/25/21         2,254,110
     2,063,342       Series 2011-3, Class EG ...........................      2.00%         05/25/20         2,096,955
     1,041,623       Series 2011-13, Class AD ..........................      2.00%         07/25/21         1,060,897
        19,399       Series 2011-15, Class AB ..........................      9.75%         08/25/19            21,461
                Government National Mortgage Association
        77,815       Series 2000-9, Class FG (a)........................      0.77%         02/16/30            78,548
       178,474       Series 2009-43, Class JP ..........................      5.00%         10/20/36           180,382
       254,138       Series 2009-118, Class AW .........................      3.00%         05/20/37           259,075
        36,568       Series 2010-58, Class VW ..........................      4.50%         03/20/38            37,027
                                                                                                        --------------
                                                                                                            11,015,230
                                                                                                        --------------
                PASS-THROUGH SECURITIES -- 0.1%

                Federal Home Loan Mortgage Corporation
        34,407       Pool B18688 .......................................      5.00%         02/01/20            36,672
        24,216       Pool E99249 .......................................      5.50%         09/01/18            25,604
        29,841       Pool G12255 .......................................      5.50%         07/01/21            32,503
        42,654       Pool G12631 .......................................      5.50%         04/01/17            45,098
                Federal National Mortgage Association
       160,384       Pool 256889 .......................................      5.50%         09/01/17           169,911
        63,205       Pool 723399 .......................................      4.50%         09/01/18            66,583
       120,488       Pool 739798 .......................................      4.50%         09/01/18           126,600
        62,681       Pool 775019 .......................................      4.50%         05/01/19            66,002
        54,117       Pool 889191 .......................................      4.50%         04/01/21            57,014
        79,914       Pool 889847 .......................................      4.50%         04/01/21            84,582
                                                                                                        --------------
                                                                                                               710,569
                                                                                                        --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES...............................      11,725,799
                (Cost $11,723,378)                                                                      --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
ASSET-BACKED SECURITIES -- 0.0%

                Ally Auto Receivables Trust
$       35,244  Series 2012-5, Class A3 ................................      0.62%         03/15/17    $       35,251
                Bear Stearns Asset Backed Securities I Trust
        97,654  Series 2006-HE1, Class 1A3 (a)..........................      0.50%         12/25/35            97,017
                                                                                                        --------------
                TOTAL ASSET-BACKED SECURITIES.........................................................         132,268
                (Cost $131,820)                                                                         --------------

MORTGAGE-BACKED SECURITIES -- 0.0%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.0%
                Residential Asset Securitization Trust
        43,894  Series 2003-A4, Class A1 ...............................      4.25%         05/25/33            44,512
                                                                                                        --------------
                TOTAL MORTGAGE-BACKED SECURITIES......................................................          44,512
                (Cost $43,895)                                                                          --------------

                TOTAL INVESTMENTS -- 107.1%...........................................................     632,885,810
                (Cost $632,988,655) (d)
                NET OTHER ASSETS AND LIABILITIES -- (7.1)%............................................     (41,748,185)
                                                                                                        --------------
                NET ASSETS -- 100.0%..................................................................  $  591,137,625
                                                                                                        ==============

---------------------------------------

(a) Floating rate security. The interest rate shown reflects the rate in effect at January 31, 2015.

(b) This security, sold within the terms of a private placement memorandum, is exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. At January 31, 2015, securities noted as such amounted to $24,585,922 or 4.2% of net assets.

(c)   Investment in affiliated fund.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $95,740 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $198,585.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                         LEVEL 2          LEVEL 3
                                                          TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                             1/31/2015         PRICES          INPUTS           INPUTS
----------------------------------------------------  --------------   ------------   --------------   --------------
Commercial Paper*...................................  $  326,067,717   $         --   $  326,067,717   $           --
Corporate Bonds*....................................     226,913,591             --      226,913,591               --
Foreign Corporate Bonds*............................      25,472,328             --       25,472,328               --
U.S. Government Notes...............................      24,860,438             --       24,860,438               --
Exchange-Traded Funds*..............................      17,669,157     17,669,157               --               --
U.S. Government Agency Mortgage-Backed
    Securities......................................      11,725,799             --       11,725,799               --
Asset-Backed Securities.............................         132,268             --          132,268               --
Mortgage-Backed Securities..........................          44,512             --           44,512               --
                                                      --------------   ------------   --------------   --------------
Total Investments...................................  $  632,885,810   $ 17,669,157   $  615,216,653   $           --
                                                      ==============   ============   ==============   ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2015.


                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                          JANUARY 31, 2015 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of six funds that are offering shares. This report covers the First Trust Enhanced Short Maturity ETF (the "Fund"), which trades under the ticker "FTSM" on The NASDAQ(R) Stock Market LLC ("NASDAQ").

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, municipal securities, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Commercial paper, fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                          JANUARY 31, 2015 (UNAUDITED)


      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4) issuer-specific conditions (such as significant credit deterioration); and

      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of a security;

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

     10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

     11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

     12)    other relevant factors.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                          JANUARY 31, 2015 (UNAUDITED)


            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. AFFILIATED TRANSACTIONS

The Fund invests in securities of an affiliated fund. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated fund.

Amounts related to this instrument in the Fund's Portfolio of Investments at January 31, 2015, and for the period then ended are as follows:

                              ----------------------------------------------------
                                                Share Activity
----------------------------- ---------------------------------------------------- ------------- ----------- -------------
                               Balance at                            Balance at      Value at    Dividend      Realized
       Security Name            10/31/14     Purchases    Sales        1/31/15       1/31/15       Income     Gain(Loss)
----------------------------- ------------- ---------- ------------ -------------- ------------- ----------- -------------
First Trust Senior Loan Fund         6,000    839,650    (482,610)     363,040      $17,699,157    $186,030    $(294,554)

FIRST TRUST STRATEGIC INCOME ETF (FDIV)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

    SHARES                                          DESCRIPTION                                          VALUE
--------------  -----------------------------------------------------------------------------------  --------------
COMMON STOCKS -- 29.6%

                AEROSPACE & DEFENSE -- 0.5%
           508  Lockheed Martin Corp. .............................................................  $       95,692
                                                                                                     --------------

                BANKS -- 3.9%
         1,768  Bank of Hawaii Corp. ..............................................................          99,820
         2,671  BB&T Corp. ........................................................................          94,260
         1,166  Community Bank System, Inc. .......................................................          39,213
         1,535  Cullen/Frost Bankers, Inc. ........................................................          95,631
         4,190  CVB Financial Corp. ...............................................................          61,216
         5,600  FirstMerit Corp. ..................................................................          91,756
         1,051  NBT Bancorp, Inc. .................................................................          24,184
         3,698  Trustmark Corp. ...................................................................          78,989
         1,905  United Bankshares, Inc. ...........................................................          64,408
         1,881  Wells Fargo & Co. .................................................................          97,661
         1,070  WesBanco, Inc. ....................................................................          32,293
                                                                                                     --------------
                                                                                                            779,431
                                                                                                     --------------
                BEVERAGES -- 0.5%
         1,022  PepsiCo, Inc. .....................................................................          95,843
                                                                                                     --------------

                CAPITAL MARKETS -- 1.0%
         2,621  Invesco Ltd. ......................................................................          96,269
         2,177  Waddell & Reed Financial, Inc., Class A ...........................................          97,334
                                                                                                     --------------
                                                                                                            193,603
                                                                                                     --------------
                COMMUNICATIONS EQUIPMENT -- 0.1%
           960  Comtech Telecommunications Corp. ..................................................          31,718
                                                                                                     --------------

                CONTAINERS & PACKAGING -- 1.0%
         2,198  Bemis Co., Inc. ...................................................................          97,371
         2,265  Sonoco Products Co. ...............................................................         100,113
                                                                                                     --------------
                                                                                                            197,484
                                                                                                     --------------
                DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
         2,438  TELUS Corp. .......................................................................          83,624
                                                                                                     --------------

                ELECTRIC UTILITIES -- 5.0%
         1,787  ALLETE, Inc. ......................................................................         101,234
         2,905  American Electric Power Co., Inc. .................................................         182,464
         2,120  Empire District Electric (The) Co. ................................................          64,596
         1,116  Eversource Energy .................................................................          62,027
           682  Exelon Corp. ......................................................................          24,579
         3,495  Great Plains Energy, Inc. .........................................................         103,347
           956  ITC Holdings Corp. ................................................................          40,668
           744  NextEra Energy, Inc. ..............................................................          81,275
           387  NRG Yield, Inc., Class A ..........................................................          20,465
         2,788  Southern (The) Co. ................................................................         141,407
         2,247  UIL Holdings Corp. ................................................................         103,362
         2,200  Xcel Energy, Inc. .................................................................          82,566
                                                                                                     --------------
                                                                                                          1,007,990
                                                                                                     --------------

                ELECTRICAL EQUIPMENT -- 0.5%
         1,640  Emerson Electric Co. ..............................................................          93,382
                                                                                                     --------------

                ENERGY EQUIPMENT & SERVICES -- 0.4%
         1,607  National Oilwell Varco, Inc. ......................................................          87,469
                                                                                                     --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

    SHARES                                          DESCRIPTION                                          VALUE
--------------  -----------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                FOOD PRODUCTS -- 0.9%
         1,872  General Mills, Inc. ...............................................................  $       98,242
           791  JM Smucker (The) Co. ..............................................................          81,592
                                                                                                     --------------
                                                                                                            179,834
                                                                                                     --------------
                GAS UTILITIES -- 1.0%
           721  Atmos Energy Corp. ................................................................          41,032
           405  Chesapeake Utilities Corp. ........................................................          19,748
         1,365  ONE Gas, Inc. .....................................................................          60,320
           505  Piedmont Natural Gas Co., Inc. ....................................................          20,144
           338  South Jersey Industries, Inc. .....................................................          19,688
         1,083  UGI Corp. .........................................................................          40,060
                                                                                                     --------------
                                                                                                            200,992
                                                                                                     --------------
                HEALTH CARE TECHNOLOGY -- 0.2%
           804  Computer Programs & Systems, Inc. .................................................          39,605
                                                                                                     --------------

                HOTELS, RESTAURANTS & LEISURE -- 0.5%
           738  Cracker Barrel Old Country Store, Inc. ............................................          99,268
                                                                                                     --------------

                HOUSEHOLD PRODUCTS -- 0.4%
           858  Kimberly-Clark Corp. ..............................................................          92,630
                                                                                                     --------------

                INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS -- 0.1%
           726  Pattern Energy Group, Inc. ........................................................          21,214
                                                                                                     --------------

                INSURANCE -- 0.9%
         2,098  Arthur J. Gallagher & Co. .........................................................          93,214
         1,942  Principal Financial Group, Inc. ...................................................          91,138
                                                                                                     --------------
                                                                                                            184,352
                                                                                                     --------------
                IT SERVICES -- 0.5%
         2,110  Paychex, Inc. .....................................................................          95,499
                                                                                                     --------------

                LEISURE PRODUCTS -- 0.5%
         1,851  Hasbro, Inc. ......................................................................         101,657
                                                                                                     --------------

                MEDIA -- 0.8%
         1,324  Omnicom Group, Inc. ...............................................................          96,387
         2,596  Shaw Communications, Inc., Class B ................................................          60,071
                                                                                                     --------------
                                                                                                            156,458
                                                                                                     --------------
                METALS & MINING -- 0.5%
         1,081  Compass Minerals International, Inc. ..............................................          94,479
                                                                                                     --------------

                MULTI-UTILITIES -- 3.9%
           298  Alliant Energy Corp. ..............................................................          20,446
         2,714  Avista Corp. ......................................................................         100,771
         2,258  CMS Energy Corp. ..................................................................          85,194
         1,483  Consolidated Edison, Inc. .........................................................         102,742
           260  Dominion Resources, Inc. ..........................................................          19,991
           569  National Grid PLC, ADR ............................................................          40,023
           470  NiSource, Inc. ....................................................................          20,332
         1,796  PG&E Corp. ........................................................................         105,623
         1,627  SCANA Corp. .......................................................................         103,754
           359  Sempra Energy .....................................................................          40,179
         4,876  TECO Energy, Inc. .................................................................         104,005
           742  Wisconsin Energy Corp. ............................................................          41,381
                                                                                                     --------------
                                                                                                            784,441
                                                                                                     --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

 SHARES/UNITS                                       DESCRIPTION                                           VALUE
--------------  -----------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                OIL, GAS & CONSUMABLE FUELS -- 4.7%
         2,063  Enbridge Income Fund Holdings, Inc. (CAD) .........................................  $       66,840
         1,684  Enbridge, Inc. ....................................................................          81,556
         1,085  Exxon Mobil Corp. .................................................................          94,851
         2,461  Inter Pipeline Ltd. (CAD) .........................................................          63,989
         6,672  Kinder Morgan, Inc. ...............................................................         273,887
         1,299  Occidental Petroleum Corp. ........................................................         103,920
         1,775  Spectra Energy Corp. ..............................................................          59,356
         1,698  TransCanada Corp. .................................................................          75,527
         2,834  Williams (The) Cos., Inc. .........................................................         124,299
                                                                                                     --------------
                                                                                                            944,225
                                                                                                     --------------
                PHARMACEUTICALS -- 1.4%
           944  Johnson & Johnson .................................................................          94,532
         3,055  Pfizer, Inc. ......................................................................          95,469
         2,246  Sanofi, ADR .......................................................................         103,519
                                                                                                     --------------
                                                                                                            293,520
                                                                                                     --------------
                TOTAL COMMON STOCKS................................................................       5,954,410
                (Cost $5,795,244)                                                                    --------------

EXCHANGE-TRADED FUNDS -- 26.9%

                CAPITAL MARKETS -- 26.9%
        51,898  First Trust Preferred Securities and Income ETF (a)................................         988,138
        60,033  First Trust Tactical High Yield ETF (a)............................................       2,962,628
           475  iShares 20+ Year Treasury Bond ETF ................................................          65,788
           150  iShares 7-10 Year Treasury Bond ETF ...............................................          16,583
         8,750  iShares JPMorgan USD Emerging Markets Bond ETF ....................................         977,899
         3,603  iShares MBS ETF ...................................................................         397,267
                                                                                                     --------------
                TOTAL EXCHANGE-TRADED FUNDS........................................................       5,408,303
                (Cost $5,465,171)                                                                    --------------

MASTER LIMITED PARTNERSHIPS -- 12.1%

                GAS UTILITIES -- 0.8%
         3,243  AmeriGas Partners, L.P. ...........................................................         166,593
                                                                                                     --------------

                INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS -- 0.2%
         1,048  NextEra Energy Partners, L.P. .....................................................          42,014
                                                                                                     --------------

                OIL, GAS & CONSUMABLE FUELS -- 11.1%
         1,338  Alliance Holdings GP, L.P. ........................................................          78,808
         2,943  Alliance Resource Partners, L.P. ..................................................         117,102
         4,038  Enbridge Energy Partners, L.P. ....................................................         158,936
         1,865  Energy Transfer Partners, L.P. ....................................................         114,511
         8,782  Enterprise Products Partners, L.P. ................................................         302,452
         1,481  EQT Midstream Partners, L.P. ......................................................         125,663
         1,018  Hoegh LNG Partners, L.P. ..........................................................          22,355
         3,786  Holly Energy Partners, L.P. .......................................................         123,802
         2,006  Magellan Midstream Partners, L.P. .................................................         155,505
         2,986  NGL Energy Partners, L.P. .........................................................          84,265
         3,000  ONEOK Partners, L.P. ..............................................................         124,020
         4,674  Plains All American Pipeline, L.P. ................................................         231,784


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

    UNITS                                           DESCRIPTION                                          VALUE
--------------  -----------------------------------------------------------------------------------  --------------
MASTER LIMITED PARTNERSHIPS (CONTINUED)

                OIL, GAS & CONSUMABLE FUELS (CONTINUED)
         2,215  Spectra Energy Partners, L.P. .....................................................  $      120,385
           877  Tallgrass Energy Partners, L.P. ...................................................          43,113
         1,297  Targa Resources Partners, L.P. ....................................................          58,430
         1,195  TC Pipelines, L.P. ................................................................          81,368
         1,919  Teekay LNG Partners, L.P. .........................................................          71,502
         1,235  TransMontaigne Partners, L.P. .....................................................          45,448
         3,771  Williams Partners, L.P. ...........................................................         159,928
                                                                                                     --------------
                                                                                                          2,219,377
                                                                                                     --------------
                TOTAL MASTER LIMITED PARTNERSHIPS..................................................       2,427,984
                (Cost $2,539,458)                                                                    --------------

  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 10.9%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.5%
                Federal Home Loan Mortgage Corporation
$        2,822       Series 2002-2495, Class UJ ........................     3.50%       07/15/32             2,887
         4,883       Series 2003-2637, Class F (b)......................     0.57%       06/15/18             4,896
       432,304       Series 2007-3380, Class SI, IO (b).................     6.20%       10/15/37            68,285
        52,167       Series 2011-3917, Class AI, IO ....................     4.50%       07/15/26             4,969
                Federal National Mortgage Association
         2,688       Series 2002-19, Class PE ..........................     6.00%       04/25/17             2,766
         4,280       Series 2003-28, Class GA ..........................     4.00%       10/25/32             4,325
         2,971       Series 2005-29, Class QD ..........................     5.00%       08/25/33             2,977
                Government National Mortgage Association
         3,982       Series 2005-91, Class PC ..........................     5.50%       01/20/35             4,155
        99,104       Series 2013-67, Class PI, IO ......................     4.00%       12/16/42            10,988
                                                                                                     --------------
                                                                                                            106,248
                                                                                                     --------------
                PASS-THROUGH SECURITIES -- 10.4%
                Federal Home Loan Mortgage Corporation
        98,101       Pool A47829 .......................................     4.00%       08/01/35           105,525
        99,612       Pool A94951 .......................................     4.00%       11/01/40           108,590
        70,779       Pool A95134 .......................................     4.50%       11/01/40            78,004
       120,208       Pool C03920 .......................................     3.50%       05/01/42           126,996
        76,732       Pool G06501 .......................................     4.00%       04/01/41            83,086
        98,476       Pool G07412 .......................................     3.50%       06/01/43           104,433
        68,627       Pool Q05201 .......................................     4.00%       12/01/41            74,310
        93,276       Pool Q20014 .......................................     3.50%       07/01/43            99,381
                Federal National Mortgage Association
        56,041       Pool AB2265 .......................................     4.00%       02/01/41            61,364
        93,532       Pool AB8615 .......................................     3.00%       03/01/43            96,892
        88,581       Pool AB9177 .......................................     3.50%       04/01/43            94,451
        84,384       Pool AH1568 .......................................     4.50%       12/01/40            93,121
        75,197       Pool AH7287 .......................................     4.00%       03/01/41            81,435
        77,530       Pool AI7800 .......................................     4.50%       07/01/41            85,936
        48,160       Pool AJ5299 .......................................     4.00%       11/01/41            52,735
        62,499       Pool AJ5300 .......................................     4.00%       11/01/41            68,050
        74,337       Pool AK3103 .......................................     4.00%       02/01/42            80,533


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                Federal National Mortgage Association (Continued)
$       37,059       Pool AO4133 .......................................     3.50%       06/01/42    $       39,515
        28,773       Pool AP4795 .......................................     3.50%       09/01/42            30,570
        65,009       Pool AP7488 .......................................     3.50%       09/01/42            68,774
        30,993       Pool AQ7081 .......................................     3.50%       12/01/42            33,085
        32,377       Pool AR3315 .......................................     3.50%       02/01/43            34,702
        25,820       Pool AT2887 .......................................     3.50%       04/01/43            27,435
        35,788       Pool AU3741 .......................................     3.50%       08/01/43            38,159
        99,912       Pool AU4726 .......................................     4.00%       09/01/43           108,736
        94,560       Pool AU7305 .......................................     4.00%       08/01/43           102,391
                Government National Mortgage Association
        92,726       Pool 609116 .......................................     4.50%       02/15/44           103,097
                                                                                                     --------------
                                                                                                          2,081,306
                                                                                                     --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES..............................     2,187,554
                (Cost $2,162,611)                                                                    --------------

                                                                            STATED       STATED
    SHARES                            DESCRIPTION                            RATE       MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
$25 PAR PREFERRED SECURITIES -- 10.0%

                BANKS -- 1.7%
         3,914  Citigroup, Inc., Series K (c) ..........................     6.88%          (d)             105,208
         2,703  First Niagara Financial Group, Inc., Series B (c) ......     8.63%          (d)              74,387
         1,619  FNB Corp. (c) ..........................................     7.25%          (d)              43,794
         2,481  Royal Bank of Scotland Group PLC, Series R .............     6.13%          (d)              60,809
         2,379  Royal Bank of Scotland Group PLC, Series S .............     6.60%          (d)              60,141
                                                                                                     --------------
                                                                                                            344,339
                                                                                                     --------------
                CAPITAL MARKETS -- 1.7%
         3,548  Apollo Investment Corp. ................................     6.88%       07/15/43            91,290
         3,435  Goldman Sachs Group, (The), Inc., Series K (c) .........     6.38%          (d)              90,478
         3,348  Morgan Stanley (c)......................................     6.88%          (d)              90,128
         2,195  Raymond James Financial, Inc. ..........................     6.90%       03/15/42            60,231
                                                                                                     --------------
                                                                                                            332,127
                                                                                                     --------------
                CONSUMER FINANCE -- 0.2%
        1,200   Capital One Financial Corp., Series C ..................     6.25%          (d)              30,672
                                                                                                     --------------

                DIVERSIFIED FINANCIAL SERVICES -- 1.7%
        4,458   Citigroup Capital XIII (c) .............................     7.88%       10/30/40           117,914
        1,598   KKR Financial Holdings LLC .............................     8.38%       11/15/41            45,032
        3,112   KKR Financial Holdings LLC, Series A ...................     7.38%          (d)              83,370
        4,264   RBS Capital Funding Trust VII, Series G ................     6.08%          (d)             104,468
                                                                                                     --------------
                                                                                                            350,784
                                                                                                     --------------
                DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.9%
         3,314  Qwest Corp. ............................................     7.50%       09/15/51            89,511
         3,478  Qwest Corp. ............................................     6.88%       10/01/54            91,645
                                                                                                     --------------
                                                                                                            181,156
                                                                                                     --------------
                FOOD PRODUCTS -- 0.5%
         3,950  CHS, Inc., Series 2 (c) ................................     7.10%          (d)             103,293
                                                                                                     --------------

                INSURANCE -- 1.3%
         2,863  Aspen Insurance Holdings Ltd. ..........................     7.25%          (d)              75,211


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

                                                                            STATED       STATED
    SHARES                            DESCRIPTION                            RATE       MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
$25 PAR PREFERRED SECURITIES (CONTINUED)

                INSURANCE (CONTINUED)
         2,941  Aviva PLC ..............................................     8.25%       12/01/41    $       83,230
         3,480  Hartford Financial Services Group (The), Inc. (c).......     7.88%       04/15/42           106,106
                                                                                                     --------------
                                                                                                            264,547
                                                                                                     --------------
                MULTI-UTILITIES -- 0.3%
         2,453  Integrys Energy Group, Inc. (c).........................     6.00%       08/01/73            67,114
                                                                                                     --------------

                REAL ESTATE INVESTMENT TRUSTS -- 1.7%
         3,577  American Realty Capital Properties, Inc., Series F .....     6.70%          (d)              82,521
         2,902  Digital Realty Trust, Inc., Series E ...................     7.00%          (d)              75,365
         2,310  PS Business Parks, Inc., Series S ......................     6.45%          (d)              60,938
         2,475  PS Business Parks, Inc., Series U ......................     5.75%          (d)              61,380
         2,302  Regency Centers Corp., Series 6 ........................     6.63%          (d)              59,898
                                                                                                     --------------
                                                                                                            340,102
                                                                                                     --------------
                TOTAL $25 PAR PREFERRED SECURITIES ................................................       2,014,134
                (Cost $1,996,625)                                                                    --------------

   PRINCIPAL
     VALUE
     (LOCAL                                                                 STATED       STATED          VALUE
   CURRENCY)                          DESCRIPTION                           COUPON      MATURITY      (U.S.DOLLAR)
--------------  --------------------------------------------------------  ----------  -------------  --------------
FOREIGN SOVEREIGN BONDS -- 4.8%

                AUSTRALIA -- 0.5%
       130,000  Australia Government Bond, Series 137 (AUD).............     2.75%       04/21/24           104,258
                                                                                                     --------------
                BRAZIL -- 0.5%
       285,000  Brazil Notas Do Tesouro Nacional, Series NTNF (BRL).....     10.00%      01/01/17           102,345
                                                                                                     --------------
                COLOMBIA -- 0.3%
  165,000,000   Colombian TES, Series B (COP)...........................     5.00%       11/21/18            67,815
                                                                                                     --------------
                INDONESIA -- 0.5%
1,250,000,000   Indonesia Treasury Bond, Series FR70 (IDR)..............    8.38%        03/15/24           107,397
                                                                                                     --------------

                MALAYSIA -- 0.4%
       265,000  Malaysia Government Bond, Series 0902 (MYR).............    4.38%        11/29/19            75,187
                                                                                                     --------------

                MEXICO -- 0.6%
     1,240,000  Mexican Bonos, Series M 20 (MXN)........................    10.00%       12/05/24           112,879
                                                                                                     --------------

                PERU -- 0.3%
       175,000  Peru Government Bond (PEN)..............................    7.84%        08/12/20            66,220
                                                                                                     --------------

                POLAND -- 0.5%
       310,000  Poland Government Bond, Series 1019 (PLN)...............    5.50%        10/25/19            98,116
                                                                                                     --------------

                SOUTH AFRICA -- 0.6%
     1,120,000  South Africa Government Bond, Series R186 (ZAR).........    10.50%       12/21/26           122,771
                                                                                                     --------------

                TURKEY -- 0.6%
       240,000  Turkey Government Bond (TRY)............................    10.50%       01/15/20           113,045
                                                                                                     --------------

                TOTAL FOREIGN SOVEREIGN BONDS......................................................         970,033
                (Cost $1,030,470)                                                                    --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

    SHARES                                          DESCRIPTION                                           VALUE
--------------  -----------------------------------------------------------------------------------  --------------
REAL ESTATE INVESTMENT TRUSTS -- 2.6%

                HEALTH CARE REITS -- 1.3%
         1,283  LTC Properties, Inc. ..............................................................  $       60,198
         1,226  National Health Investors, Inc. ...................................................          91,656
         4,424  Senior Housing Properties Trust ...................................................         103,035
                                                                                                     --------------
                                                                                                            254,889
                                                                                                     --------------
                RETAIL REITS -- 0.8%
         1,987  Realty Income Corp. ...............................................................         107,914
         2,177  Urstadt Biddle Properties, Inc., Class A ..........................................          51,160
                                                                                                     --------------
                                                                                                            159,074
                                                                                                     --------------
                SPECIALIZED REITS -- 0.5%
         1,087  Sovran Self Storage, Inc. .........................................................         102,993
                                                                                                     --------------
                TOTAL REAL ESTATE INVESTMENT TRUSTS................................................         516,956
                (Cost $458,258)                                                                      --------------

  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
MORTGAGE-BACKED SECURITIES -- 1.5%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.5%
                ABN AMRO Mortgage Corp.
$       59,741       Series 2003-6, Class 2A2 ..........................     4.50%       05/25/18            60,606
                Banc of America Mortgage Trust
       100,000       Series 2004-11, Class 1A5 .........................     5.50%       01/25/35           102,674
                Citicorp Mortgage Securities Trust
        44,679       Series 2006-1, Class 1A2 ..........................     6.00%       02/25/36            45,222
                Credit Suisse First Boston Mortgage Securities Corp.
         8,658       Series 2004-8, Class 1A5 ..........................     5.50%       12/25/34             8,827
                Residential Accredit Loans, Inc.
        81,635       Series 2003-QS5, Class A2 (b)......................    14.45%       03/25/18            90,602
                                                                                                     --------------
                TOTAL MORTGAGE-BACKED SECURITIES...................................................         307,931
                (Cost $305,536)                                                                      --------------

   PRINCIPAL
     VALUE
     (LOCAL                                                                 STATED       STATED          VALUE
   CURRENCY)                          DESCRIPTION                           COUPON      MATURITY      (U.S.DOLLAR)
--------------  --------------------------------------------------------  ----------  -------------  --------------
FOREIGN CORPORATE BONDS -- 0.2%

                MULTI-NATIONAL -- 0.2%
     3,000,000  European Bank For Reconstruction & Development, Global
                   Medium-Term Note, Series G (INR) ....................     6.00%       03/03/16            48,726
                                                                                                     --------------
                TOTAL FOREIGN CORPORATE BONDS......................................................          48,726
                (Cost $49,273)                                                                       --------------

  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
ASSET-BACKED SECURITIES -- 0.2%

                Lehman XS Trust
$ 31,750             Series 2005-2, Class 1A2 (b).......................     0.87%       08/25/35            30,213
                                                                                                     --------------
                TOTAL ASSET-BACKED SECURITIES......................................................          30,213
                (Cost $29,805)                                                                       --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

                                                    DESCRIPTION                                          VALUE
                -----------------------------------------------------------------------------------  --------------
                TOTAL INVESTMENTS -- 98.8%.........................................................  $   19,866,244
                (Cost $19,832,451) (e)
                NET OTHER ASSETS AND LIABILITIES -- 1.2%...........................................         234,223
                                                                                                     --------------
                NET ASSETS -- 100.0%...............................................................  $   20,100,467
                                                                                                     ==============


-----------------------------

(a)   Investment in affiliated fund.

(b) Floating rate security. The interest rate shown reflects the rate in effect at January 31, 2015.

(c) Fixed-to-floating rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2015. At a predetermined date, the fixed rate will change to a floating rate.

(d)   Perpetual maturity.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $598,228 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $564,435.

ADR   - American Depositary Receipt

IO    - Interest - Only Security

Currency Abbreviations:
AUD   Australian Dollar
BRL   Brazilian Real
CAD   Canadian Dollar
COP   Colombian Peso
IDR   Indonesian Rupiah
INR   Indian Rupee
MYR   Malaysian Ringgit
MXN   Mexican Peso
PEN   Peruvian Nuevo Sol
PLN   Polish Zloty
TRY   Turkish Lira
ZAR   South African Rand


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                         LEVEL 2         LEVEL 3
                                                          TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                        VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                        1/31/2015        PRICES          INPUTS          INPUTS
                                                      -------------   -------------   -------------   -------------
Common Stocks*......................................  $   5,954,410   $   5,954,410   $          --   $          --
Exchange-Traded Funds*..............................      5,408,303       5,408,303              --              --
Master Limited Partnerships*........................      2,427,984       2,427,984              --              --
U.S. Government Agency Mortgage-Backed
  Securities........................................      2,187,554              --       2,187,554              --
$25 Par Preferred Securities*.......................      2,014,134       2,014,134              --              --
Foreign Sovereign Bonds**...........................        970,033              --         970,033              --
Real Estate Investment Trusts*......................        516,956         516,956              --              --
Mortgage-Backed Securities..........................        307,931              --         307,931              --
Foreign Corporate Bonds.............................         48,726              --          48,726              --
Asset-Backed Securities.............................         30,213              --          30,213              --
                                                      -------------   -------------   -------------   -------------
Total Investments...................................     19,866,244      16,321,787       3,544,457              --
Forward Foreign Currency Contracts***...............          2,634              --           2,634              --
                                                      -------------   -------------   -------------   -------------
Total...............................................  $  19,868,878   $  16,321,787   $   3,547,091   $          --
                                                      =============   =============   =============   =============

*   See Portfolio of Investments for industry breakout.
**  See Portfolio of Investments for country breakout.
*** See the table of Forward Foreign Currency Contracts for contract and currency detail.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2015.

                                             FORWARD FOREIGN CURRENCY CONTRACTS

                                                                         PURCHASE VALUE       SALE VALUE
                                                                              AS OF              AS OF           UNREALIZED
  SETTLEMENT                           AMOUNT                              JANUARY 31,        JANUARY 31,       APPRECIATION/
     DATE         COUNTERPARTY      PURCHASED (a)     AMOUNT SOLD (a)         2015               2015          (DEPRECIATION)
--------------  ----------------  -----------------  -----------------  -----------------  -----------------  -----------------
  2/27/2015           BNYM         USD     126,992    AUD       160,000   $     126,992      $     124,358      $        2,634
                                                                                                                --------------
 Net Unrealized Appreciation (Depreciation)                                                                     $        2,634
                                                                                                                ==============

(a) Please see Portfolio of Investments for currency descriptions.

 Counterparty Abbreviations:
 BNYM    Bank of New York Mellon (The)


                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          JANUARY 31, 2015 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of six funds that are offering shares. This report covers the First Trust Strategic Income ETF (the "Fund"), which trades under the ticker "FDIV" on The NASDAQ(R) Stock Market LLC ("NASDAQ").

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Common stocks, preferred stocks, master limited partnerships ("MLP") and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Forward foreign currency contracts are fair valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent pricing service.

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          JANUARY 31, 2015 (UNAUDITED)

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4) issuer-specific conditions (such as significant credit deterioration); and

      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.

Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of a security;

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

     10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

     11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

     12)    other relevant factors.


Because foreign markets may be open on different days than the days during which investors may purchase the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          JANUARY 31, 2015 (UNAUDITED)

hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investments.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FORWARD FOREIGN CURRENCY CONTRACTS

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Forward Foreign Currency Contracts table in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments.

D. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

E. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          JANUARY 31, 2015 (UNAUDITED)

F. AFFILIATED TRANSACTIONS

The Fund invests in securities of affiliated funds. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

Amounts related to these instruments in the Fund's Portfolio of Investments at January 31, 2015, and for the period then ended are:

                                  ------------------------------------------------
                                                   Share Activity
--------------------------------  ------------------------------------------------  -----------  ---------------  ----------------
                                  Balance at                           Balance at    Value at       Dividend       Realized Gain
         Security Name             10/31/14    Purchases   Sales         1/31/15      1/31/15        Income            (Loss)
--------------------------------  -----------  ---------  -----------  -----------  -----------  ---------------  ----------------
First Trust Preferred
  Securities  and Income ETF         48,933       2,965          --       51,898    $   988,138   $      16,808    $           --
First Trust Senior Loan Fund         25,733          --     (25,733)          --             --           9,161           (20,633)
First Trust Tactical High Yield
  ETF                                24,718      35,315          --       60,033      2,962,628          29,733                --
                                                                                    -----------  ---------------  ----------------
                                                                                    $ 3,950,766   $      55,702   $       (20,633)
                                                                                    ===========  ===============  ================

                           3. DERIVATIVE TRANSACTIONS

For the fiscal year-to-date period (November 1, 2014 through January 31, 2015), notional values of forward foreign currency contracts opened and closed were $283,563 and $156,570, respectively.

FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 79.4%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 18.7%
                Federal Home Loan Mortgage Corporation
$          299       Series 1989-74, Class F ...........................     6.00%       10/15/20    $          319
           170       Series 1990-172, Class J ..........................     7.00%       07/15/21               180
           224       Series 1990-186, Class E ..........................     6.00%       08/15/21               236
           403       Series 1990-188, Class H ..........................     7.00%       09/15/21               440
         2,070       Series 1993-1577, Class PK ........................     6.50%       09/15/23             2,289
         5,884       Series 1998-2089, Class PJ, IO.....................     7.00%       10/15/28               954
         2,566       Series 2005-2921, Class NE ........................     5.00%       09/15/33             2,586
         1,109       Series 2005-2938, Class ND ........................     5.00%       10/15/33             1,112
         1,273       Series 2006-3161, Class PD ........................     5.50%       10/15/34             1,277
        13,594       Series 2009-3580, Class VB ........................     5.00%       04/15/29            13,663
        10,179       Series 2010-3627, Class QG ........................     4.00%       07/15/23            10,229
         7,693       Series 2010-3634, Class BA ........................     4.50%       08/15/27             7,772
       159,321       Series 2012-4097, Class ES, IO (a).................     5.93%       08/15/42            31,348
       162,290       Series 2012-4116, Class AS, IO (a).................     5.98%       10/15/42            22,807
                Federal National Mortgage Association
           862       Series 1990-11, Class G ...........................     6.50%       02/25/20               913
        57,490       Series 1990-13, Class E ...........................     9.00%       02/25/20            64,550
         3,259       Series 1990-109, Class J ..........................     7.00%       09/25/20             3,511
        54,608       Series 1990-112, Class G ..........................     8.50%       09/25/20            61,122
         1,983       Series 1992-44, Class ZQ ..........................     8.00%       07/25/22             2,113
         6,056       Series 1993-46, Class FH (a).......................     1.45%       04/25/23             5,967
           808       Series 1994-24, Class H, PO .......................       (b)       11/25/23               774
        63,189       Series 2003-W1, Class 1A1 (a)......................     5.84%       12/25/42            73,506
         6,044       Series 2005-110, Class CA .........................     5.50%       01/25/35             6,136
       212,856       Series 2006-15, Class IS, IO (a)...................     6.41%       03/25/36            44,847
        16,799       Series 2006-31, Class PZ ..........................     6.00%       05/25/36            24,454
        30,000       Series 2006-46, Class UD ..........................     5.50%       06/25/36            36,724
        73,649       Series 2006-377, Class 1, PO, STRIPS...............       (b)       10/25/36            69,702
       185,774       Series 2007-67, Class SA, IO (a)...................     6.58%       04/25/37            12,440
       466,407       Series 2009-14, Class BS, IO (a)...................     6.08%       03/25/24            45,632
     1,139,993       Series 2010-106, Class BI, IO .....................     3.50%       09/25/20            62,819
         6,182       Series 2010-145, Class PE .........................     3.25%       10/25/24             6,437
       101,067       Series 2011-90, Class QI, IO ......................     5.00%       05/25/34            12,482
       497,987       Series 2012-101, Class AI, IO .....................     3.00%       06/25/27            56,280
         7,000       Series 2013-35, Class LP ..........................     3.00%       01/25/43             7,455
       762,808       Series 2014-29, Class GI, IO ......................     3.00%       05/25/29            92,512
                Government National Mortgage Association
        28,261       Series 2004-49, Class MZ ..........................     6.00%       06/20/34            36,238
        29,480       Series 2009-81, Class TZ ..........................     5.50%       09/20/39            40,464
         8,391       Series 2009-124, Class MA .........................     3.50%       07/20/35             8,419
       221,661       Series 2011-151, Class TB, IO (a)..................     3.50%       04/20/41            34,786
       339,931       Series 2013-5, Class IA, IO .......................     3.50%       10/16/42            40,754
                                                                                                     --------------
                                                                                                            946,249
                                                                                                     --------------
                PASS-THROUGH SECURITIES -- 60.7%
                Federal Home Loan Mortgage Corporation
        94,328       Pool A47829 .......................................     4.00%       08/01/35           101,467

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

$       32,334       Pool A93093 .......................................     4.50%       07/01/40    $       35,793
        88,496       Pool A96380 .......................................     4.00%       01/01/41            95,823
       122,967       Pool C03949 .......................................     3.50%       05/01/42           130,834
        14,257       Pool G01443 .......................................     6.50%       08/01/32            16,777
        10,510       Pool G08113 .......................................     6.50%       02/01/36            12,031
        33,470       Pool G11880 .......................................     5.00%       12/01/20            35,818
        19,057       Pool J03523 .......................................     5.00%       09/01/21            20,370
        78,755       Pool Q07479 .......................................     3.50%       04/01/42            83,518
        99,225       Pool Q11791 .......................................     3.50%       10/01/42           105,228
        66,042       Pool Q16619 .......................................     3.50%       03/01/43            70,282
                Federal National Mortgage Association
        29,887       Pool 545759 .......................................     6.50%       07/01/32            35,202
        16,234       Pool 555528 .......................................     6.00%       04/01/33            18,570
        54,833       Pool 555851 .......................................     6.50%       01/01/33            64,403
        18,356       Pool 745875 .......................................     6.50%       09/01/36            21,127
        66,545       Pool AB2092 .......................................     4.00%       01/01/41            72,061
        68,105       Pool AB2467 .......................................     4.50%       03/01/41            75,847
        97,816       Pool AB4937 .......................................     3.50%       04/01/42           103,935
       124,014       Pool AB9177 .......................................     3.50%       04/01/43           132,232
       121,231       Pool AB9683 .......................................     4.00%       06/01/43           131,270
        97,551       Pool AB9959 .......................................     4.00%       07/01/43           106,168
        83,768       Pool AH6543 .......................................     4.00%       02/01/41            90,716
        96,983       Pool AH7287 .......................................     4.00%       03/01/41           105,028
        27,840       Pool AI1191 .......................................     4.50%       04/01/41            30,728
        78,891       Pool AI7800 .......................................     4.50%       07/01/41            87,444
        94,454       Pool AI8448 .......................................     4.50%       08/01/41           104,252
        79,722       Pool AJ5301 .......................................     4.00%       11/01/41            86,360
        86,372       Pool AL0802 .......................................     4.50%       04/01/25            93,372
        71,226       Pool AO2976 .......................................     3.50%       05/01/42            75,682
        98,091       Pool AO4133 .......................................     3.50%       06/01/42           104,592
        80,100       Pool AP2150 .......................................     3.50%       08/01/42            84,731
        99,242       Pool AP3839 .......................................     3.50%       09/01/42           105,942
        42,748       Pool AP4795 .......................................     3.50%       09/01/42            45,419
        97,165       Pool AT5675 .......................................     3.50%       06/01/43           103,723
        69,281       Pool AT6306 .......................................     4.00%       06/01/43            75,826
       119,482       Pool AT9657 .......................................     4.00%       07/01/43           129,376
        98,522       Pool AU3751 .......................................     4.00%       08/01/43           106,681
        61,748       Pool AU4386 .......................................     4.00%       10/01/43            66,861
                Government National Mortgage Association
        90,042       Pool 706840 .......................................     4.50%       05/15/40            99,404
                                                                                                     --------------
                                                                                                          3,064,893
                                                                                                     --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES............................       4,011,142
                (Cost $3,937,212)                                                                    --------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
MORTGAGE-BACKED SECURITIES -- 8.3%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.2%
                Alternative Loan Trust
$        3,038       Series 2004-J8, Class 4A1 .........................     6.00%       02/25/17    $        3,066
                Chase Mortgage Finance Trust
         8,270       Series 2005-S1, Class 1A10 ........................     5.50%       05/25/35             8,441
                CHL Mortgage Pass-Through Trust
        48,022       Series 2004-4, Class A13 ..........................     5.25%       05/25/34            49,165
        15,459       Series 2004-8, Class 2A1 ..........................     4.50%       06/25/19            16,009
                Citicorp Mortgage Securities REMIC Pass-Through
                   Certificates Trust
         4,357       Series 2005-5, Class 1A7 ..........................     5.50%       08/25/35             4,399
                Citicorp Mortgage Securities Trust
        10,106       Series 2006-2, Class 1A12 .........................     6.00%       04/25/36            10,204
        60,546       Series 2006-3, Class 1A2 ..........................     6.25%       06/25/36            62,763
         1,591       Series 2007-6, Class 1A5 ..........................     6.00%       07/25/37             1,604
         4,644       Series 2007-6, Class 1A10 .........................     6.00%       07/25/37             4,678
                GMACM Mortgage Loan Trust
        26,300       Series 2003-J10, Class A1 .........................     4.75%       01/25/19            26,387
                GSR Mortgage Loan Trust
         4,781       Series 2005-AR5, Class 2A4 (a).....................     2.59%       10/25/35             4,757
                JPMorgan Resecuritization Trust
        52,904       Series 2009-7, Class 5A1 (a) (c)...................     6.00%       02/27/37            54,697
                National Mortgage Securities, Inc.
        19,864       Series 1998-2, Class B4 (a)........................     6.75%       06/25/28            18,500
                Residential Accredit Loans, Inc.
        15,822       Series 2003-QS6, Class A7 (a)......................     0.57%       03/25/33            15,586
                Residential Funding Securities Corp.
        21,515       Series 2003-RM2, Class AII ........................     5.00%       05/25/18            21,977
                WaMu Mortgage Pass-Through Certificates Trust
        63,837       Series 2004-CB2, Class 5A .........................     5.00%       07/25/19            65,430
        31,778       Series 2004-CB3, Class 3A .........................     5.50%       10/25/19            33,149
                Washington Mutual MSC Mortgage Pass-Through
                   Certificates Trust
        16,682       Series 2003-MS1, Class CB4 (a) (c).................     5.12%       02/25/18            16,030
                                                                                                     --------------
                                                                                                            416,842
                                                                                                     --------------
                COMMERCIAL  MORTGAGE-BACKED SECURITIES -- 0.1%
                Banc of America Commercial Mortgage Trust
         2,899       Series 2007-2, Class A2  (a).......................     5.63%       04/10/49             2,905
                                                                                                     --------------
                TOTAL MORTGAGE-BACKED SECURITIES...................................................         419,747
                (Cost $411,958)                                                                      --------------


ASSET-BACKED SECURITIES -- 4.6%

                Bear Stearns Asset-Backed Securities Trust
        58,574       Series 2002-1, Class 1A5 ..........................     6.89%       12/25/34            60,259

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                 STATED       STATED
    VALUE                             DESCRIPTION                           COUPON      MATURITY         VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                BNC Mortgage Loan Trust
$       72,694       Series 2007-2, Class A2 (a)........................     0.27%       05/25/37    $       69,695
                Centex Home Equity Loan Trust
        23,355       Series 2005-B, Class AF4 ..........................     4.89%       03/25/35            23,411
                Conseco Financial Corp.
        10,228       Series 1993-3, Class A7 ...........................     6.40%       10/15/18            10,513
                Equity One Mortgage Pass-Through Trust
         6,253       Series 2004-1, Class AF4  (a)......................     4.15%       04/25/34             6,371
                New Century Home Equity Loan Trust
         2,979       Series 2003-5, Class AI7  (a)......................     5.15%       11/25/33             3,060
                Park Place Securities, Inc. Asset-Backed Pass-Through
                   Certificates
        12,477       Series 2005-WCH1, Class M2 (a).....................     0.69%       01/25/36            12,449
                Popular ABS Mortgage Pass-Through Trust
        46,574       Series 2007-A, Class A1 (a)........................     0.26%       06/25/47            45,361
                Structured Asset Investment Loan Trust
         1,216       Series 2003-BC3, Class M2 (a)......................     3.10%       04/25/33             1,254
                                                                                                     --------------
                TOTAL ASSET-BACKED SECURITIES......................................................         232,373
                (Cost $226,450)                                                                      --------------

    SHARES                                          DESCRIPTION                                          VALUE
--------------  -----------------------------------------------------------------------------------  --------------
EXCHANGE-TRADED FUNDS -- 2.8%

                CAPITAL MARKETS -- 2.8%
         1,040  iShares 20+ Year Treasury Bond ETF                                                          144,040
                                                                                                     --------------
                TOTAL EXCHANGE-TRADED FUNDS........................................................         144,040
                (Cost $139,339)                                                                      --------------

                TOTAL INVESTMENTS -- 95.1%.........................................................       4,807,302
                (Cost $4,714,959) (d)
                NET OTHER ASSETS AND LIABILITIES -- 4.9%...........................................         245,269
                                                                                                     --------------
                NET ASSETS -- 100.0%...............................................................  $    5,052,571
                                                                                                     ==============


-----------------------------

(a) Floating or variable rate security. The interest rate shown reflects the rate in effect at January 31, 2015.

(b)   Zero coupon security.

(c) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2015, securities noted as such amounted to $70,727 or 1.4% of net assets.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $127,110 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $34,767.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2015 (UNAUDITED)

IO - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

PO     - Principal-Only Security

STRIPS - Separate Trading of Registered Interest and Principal of Securities

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                   ASSETS TABLE
                                                                                         LEVEL 2         LEVEL 3
                                                          TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                        VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                        1/31/2015        PRICES          INPUTS          INPUTS
                                                      -------------   -------------   -------------   -------------
U.S. Government Agency Mortgage-
    Backed Securities...............................  $   4,011,142   $          --   $   4,011,142   $          --
Mortgage-Backed Securities..........................        419,747              --         419,747              --
Asset-Backed Securities.............................        232,373              --         232,373              --
Exchange-Traded Funds...............................        144,040         144,040              --              --
                                                      -------------   -------------   -------------   -------------
Total Investments...................................  $   4,807,302   $     144,040   $   4,663,262   $          --
                                                      =============   =============   =============   =============

                                                 LIABILITIES TABLE
                                                                                         LEVEL 2         LEVEL 3
                                                          TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                        VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                        1/31/2015        PRICES          INPUTS          INPUTS
                                                      -------------   -------------   -------------   -------------
Futures Contracts...................................  $     (18,670)  $     (18,670)  $          --   $          --
                                                      =============   =============   =============   =============


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2015.

Open Futures Contracts at January 31, 2015 (see Note 2C - Futures Contracts in the Notes to Quarterly Portfolio of Investments):

                                                                                                    UNREALIZED
                                                    NUMBER OF        EXPIRATION       NOTIONAL     APPRECIATION/
            SHORT FUTURES CONTRACTS                 CONTRACTS           MONTH           VALUE     (DEPRECIATION)
-----------------------------------------------  ----------------  ---------------  -------------  -------------
U.S. 5-Year Treasury Notes                              9              Mar-15       $   1,080,932  $     (11,162)
U.S. 10-Year Treasury Notes                             2              Mar-15             254,242         (7,508)
                                                                                    -------------  -------------
                                                                                    $   1,335,174  $     (18,670)
                                                                                    =============  =============

                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

           FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)
                          JANUARY 31, 2015 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of six funds that are offering shares. This report covers the First Trust Low Duration Mortgage Opportunities ETF (the "Fund"), which trades under the ticker "LMBS" on The NASDAQ(R) Stock Market LLC ("NASDAQ").

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid) by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

           FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)
                          JANUARY 31, 2015 (UNAUDITED)


Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of a security;

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

     10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

     11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

     12)    other relevant factors.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2015, is included with the Fund's Portfolio of Investments.

           FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)
                          JANUARY 31, 2015 (UNAUDITED)


B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FUTURES CONTRACT

The Fund purchases or sells (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked to market daily. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.

If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

For the fiscal year-to-date period (November 5, 2014 to January 31, 2015), the notional value of futures contracts opened and closed were $3,190,655 and $1,855,482, respectively.

D. INTEREST-ONLY SECURITIES

An Interest-Only Security ("IO Security') is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

E. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped Mortgage-Backed Securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a principal-only security. These securities, if any, are identified on the Portfolio of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund IV
                   -----------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 20, 2015
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 20, 2015
     ------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: March 20, 2015
     ------------------

* Print the name and title of each signing officer under his or her signature.